WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 13.3%
U.S. Treasury Bonds - 8.6%
2.375%, due 02/15/42		$920,000		$739,306
3.250%, due 05/15/42		89,000		82,061
3.375%, due 08/15/42		63,000		59,112
3.875%, due 02/15/43		541,000		545,818
3.000%, due 02/15/49		1,325,000		1,159,375
2.000%, due 02/15/50		788,000		558,249
3.000%, due 08/15/52		220,000		193,256
4.000%, due 11/15/52		449,000		476,501
3.625%, due 02/15/53		15,670,000		15,559,821
				19,373,499
U.S. Treasury Notes - 4.7%
4.625%, due 02/28/25		96,000		96,930
2.875%, due 06/15/25		426,800		416,664
3.000%, due 07/15/25		193,500		189,328
0.500%, due 02/28/26		135,000		122,681
4.625%, due 03/15/26		1,987,000		2,032,328
0.750%, due 08/31/26		150,000		135,562
1.250%, due 11/30/26		33,400		30,551
1.500%, due 01/31/27		893,300		822,394
0.375%, due 09/30/27		69,000		59,653
4.000%, due 02/29/28		183,000		186,317
1.500%, due 11/30/28		287,700		256,592
2.375%, due 03/31/29		330,000		308,034
1.875%, due 02/15/32		515,000		451,913
2.875%, due 05/15/32		1,990,000		1,893,609
2.750%, due 08/15/32		1,007,700		948,183
3.500%, due 02/15/33		2,596,500		2,600,557
				10,551,296
Total U.S. Treasury Obligations (Cost $29,802,319)				29,924,795

MUNICIPAL BONDS - 0.3%
Board of Regents of the University of Texas System
2.439%, due 08/15/49, Callable: 02/15/49		255,000		171,646
City of Norfolk VA
1.804%, due 10/01/31, Callable: 10/01/30		90,000		73,267
City of San Antonio TX Electric & Gas Systems Revenue
5.718%, due 02/01/41		50,000		52,952
Commonwealth of Massachusetts
2.900%, due 09/01/49		125,000		84,700
Louisiana Local Government Environmental Facilities & Community Development Auth
5.198%, due 12/01/39		155,000		158,312
South Carolina Public Service Authority
5.740%, due 01/01/30		50,000		51,087
State Board of Administration Finance Corp.
2.154%, due 07/01/30		78,000		65,910
Total Municipal Bonds (Cost $655,167)				657,874

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp. - 4.0%
Freddie Mac Pool
4.500%, due 08/01/52		204,320		200,288
5.000%, due 08/01/52		120,866		122,245
5.000%, due 10/01/52		177,174		178,530
5.000%, due 11/01/52		101,471		101,644
5.000%, due 11/01/52		242,031		244,792
5.500%, due 11/01/52		162,464		165,625
Freddie Mac REMICS
Series 2989, 1.159%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (a)		105,699		126,391
Series 4249, 1.014%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (a)		531,152		402,080
Series 4355, 4.000%, due 05/15/44		4,398,737		4,321,462
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 6.745%, due 01/25/50, Callable: 12/25/29 (1 Month U.S. LIBOR + 1.900%) (a)(b)		74,205		74,296
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5, 6.210%, due 01/25/34, Callable: 01/25/34 (SOFR 30 Day Average + 1.650%) (a)(b)		313,232		306,576
Freddie Mac STACR REMIC Trust 2021-HQA1
Series M-2, 6.810%, due 08/25/33, Callable: 08/25/33 (SOFR 30 Day Average + 2.250%) (a)(b)		300,000		288,784
Freddie Mac STACR REMIC Trust 2021-HQA4
Series M-2, 6.910%, due 12/26/41, Callable: 12/25/26 (SOFR 30 Day Average + 2.350%) (a)(b)		400,000		360,624
Series B-1, 8.310%, due 12/26/41, Callable: 12/25/26 (SOFR 30 Day Average + 3.750%) (a)(b)		700,000		632,793
Freddie Mac STACR REMIC Trust 2022-DNA2
Series FLT, 6.960%, due 02/25/42, Callable: 02/25/27 (SOFR 30 Day Average + 2.400%) (a)(b)		500,000		485,746
Freddie Mac STACR REMIC Trust 2022-DNA3
Series FLT, 6.560%, due 04/25/42, Callable: 04/25/27 (SOFR 30 Day Average + 2.000%) (a)(b)		151,446		151,445
Freddie Mac STACR REMIC Trust 2022-DNA4
Series FLT, 6.760%, due 05/27/42, Callable: 05/25/27 (SOFR 30 Day Average + 2.200%) (a)(b)		172,825		173,520
Series FLT, 7.910%, due 05/27/42, Callable: 05/25/27 (SOFR 30 Day Average + 3.350%) (a)(b)		180,000		181,239
Freddie Mac STACR REMIC Trust 2022-DNA6
Series FLT, 6.710%, due 09/25/42, Callable: 09/25/27 (SOFR 30 Day Average + 2.150%) (a)(b)		167,415		167,832
Freddie Mac STACR REMIC Trust 2022-DNA7
Series FLT, 7.060%, due 09/25/42, Callable: 09/25/27 (SOFR 30 Day Average + 2.500%) (a)(b)		135,388		136,382
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1, 8.060%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 3.500%) (a)(b)		85,000		84,770
Freddie Mac STACR REMIC Trust 2022-HQA3
Series FLT, 8.110%, due 08/25/42, Callable: 08/25/27 (SOFR 30 Day Average + 3.550%) (a)(b)		125,000		123,419
				9,030,483
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.6%
Freddie Mac Multiclass Certificates Series 2021-P011
Series X1, 1.848%, due 09/25/45 (c)		545,717		69,392
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.364%, due 12/25/29, Callable: 09/25/29 (c)		956,000		66,122
Series K-109, 1.582%, due 04/25/30, Callable: 01/25/30 (c)		665,898		57,287
Series K-117, 1.237%, due 08/25/30, Callable: 07/25/30 (c)		1,285,968		89,224
Series K-G04, 0.851%, due 11/25/30, Callable: 08/25/30 (c)		1,896,384		93,798
Series K-122, 0.881%, due 11/25/30, Callable: 08/25/30 (c)		1,851,638		95,122
Series K-1515, 1.511%, due 02/25/35, Callable: 11/25/34 (c)		795,755		89,261
Series K-1518, 0.868%, due 10/25/35, Callable: 07/25/35 (c)		1,480,699		107,950
Series K-1521, 0.980%, due 08/25/36, Callable: 06/25/36 (c)		816,722		67,564
Freddie Mac REMICS
Series 2980, 2.016%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (a)		219,515		16,428
Series 3311, 1.726%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (a)		1,149,321		114,650
Series 3359, 1.036%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (a)		554,021		42,101
Series 4077, 1.316%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (a)		310,679		29,119
Series 3966, 1.216%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (a)		541,179		50,390
Series 4089, 1.316%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (a)		465,858		44,941
Series 4994, 0.755%, due 02/25/49 (5.600% - 1 Month U.S. LIBOR) (a)		5,178,798		385,521
				1,418,870
Federal National Mortgage Association - 1.1%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 7.145%, due 08/25/31, Callable: 10/25/26 (1 Month U.S. LIBOR + 2.300%) (a)(b)		4,198		4,205
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 6.845%, due 01/25/40, Callable: 01/25/27 (1 Month U.S. LIBOR + 2.000%) (a)(b)		188,389		188,268
Connecticut Avenue Securities Trust 2022-R01
Series FLT, 5.560%, due 12/26/41, Callable: 12/25/26 (SOFR 30 Day Average + 1.000%) (a)(b)		57,756		57,052
Connecticut Avenue Securities Trust 2022-R03
Series FLT, 6.660%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 2.100%) (a)(b)		22,975		23,002
Connecticut Avenue Securities Trust 2022-R04
Series FLT, 6.560%, due 03/25/42, Callable: 03/25/27 (SOFR 30 Day Average + 2.000%) (a)(b)		49,766		49,828
Connecticut Avenue Securities Trust 2022-R05
Series FLT, 7.560%, due 04/25/42, Callable: 04/25/27 (SOFR 30 Day Average + 3.000%) (a)(b)		240,000		234,069
Connecticut Avenue Securities Trust 2022-R06
7.310%, due 05/25/42, Callable: 05/25/27 (SOFR 30 Day Average + 2.750%) (a)(b)		82,661		84,002
Connecticut Avenue Securities Trust 2022-R08
Series FLT, 8.160%, due 07/25/42, Callable: 07/25/27 (SOFR 30 Day Average + 3.600%) (a)(b)		300,000		303,069
Connecticut Avenue Securities Trust 2022-R09
Series FLT, 7.068%, due 09/25/42, Callable: 09/25/27 (SOFR 30 Day Average + 2.500%) (a)(b)		159,466		159,914
Connecticut Avenue Securities Trust 2023-R01
Series 2023-R01, 6.968%, due 12/26/42, Callable: 12/25/27 (SOFR 30 Day Average + 2.400%) (a)(b)		111,612		111,611
Fannie Mae Connecticut Avenue Securities
Series 1M2, 8.845%, due 05/27/25, Callable: 03/25/25 (1 Month U.S. LIBOR + 4.000%) (a)		113,732		117,489
Fannie Mae Pool
4.500%, due 09/01/52		340,402		336,026
5.500%, due 10/01/52		131,487		134,291
5.000%, due 11/01/52		177,381		178,740
5.500%, due 11/01/52		200,205		202,974
5.500%, due 12/01/52		328,263		334,649
				2,519,189
Federal National Mortgage Association Interest-Only Strips - 2.1%
Fannie Mae Interest Strip
3.500%, due 04/01/44		2,270,364		369,532
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		1,505,653		27,469
Series 2014-63, 3.500%, due 06/25/33		669,451		14,057
Series 2007-50, 1.605%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (a)		1,851,630		180,940
Series 2009-52, 5.000%, due 07/25/39		77,185		12,309
Series 2009-78, 1.895%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (a)		2,643,483		330,001
Series 2009-86, 5.500%, due 10/25/39		67,776		12,310
Series 2010-19, 1.405%, due 03/25/40 (6.250% - 1 Month U.S. LIBOR) (a)		4,129,521		408,517
Series 2011-124, 1.655%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (a)		358,218		47,386
Series 2012-20, 1.605%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (a)		375,294		43,365
Series 2012-76, 1.155%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (a)		179,583		20,840
Series 2014-28, 1.205%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR)(a)		848,276		83,508
Series 2017-53, 4.000%, due 07/25/47		149,510		23,047
Series 2008-22, 1.315%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (a)		1,461,608		148,112
Series PS, 1.205%, due 07/25/49 (6.050% - 1 Month U.S. LIBOR) (a)		4,584,772		540,364
Series QS, 1.105%, due 01/25/50 (5.950% - 1 Month U.S. LIBOR) (a)		4,710,352		643,210
Series 2020-99, 3.500%, due 04/25/50		4,357,333		751,128
Series 2020-79, 4.000%, due 11/25/50		5,987,185		1,117,493
				4,773,588
Government National Mortgage Association Interest-Only Strips - 0.2%
Government National Mortgage Association
Series 2010-133, 1.342%, due 10/16/40, Callable: Currently (6.070% - 1 Month U.S. LIBOR) (a)		2,073,940		117,700
Series 2014-102, 0.889%, due 02/20/44, Callable: Currently (5.650% - 1 Month U.S. LIBOR) (a)		1,672,021		107,987
Series 2018-083, 5.000%, due 01/20/48, Callable: Currently		808,761		115,682
				341,369
Total Agency Mortgage-Backed Obligations (Cost $19,764,969)				18,083,499

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.9%
ACE Securities Corp Mortgage Loan Trust Series 2007-D1
Series 2007-D1, 6.930%, due 02/25/38, Callable: 01/25/29 (b)		330,622		246,847
Alternative Loan Trust 2006-HY11
Series A-1, 5.085%, due 06/25/36, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.240%) (a)		235,740		210,088
Alternative Loan Trust 2006-OA6
Series FLT, 5.265%, due 07/25/46, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.420%) (a)		1,142,457		948,660
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37, Callable: 04/25/23		479,729		265,171
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 5.185%, due 05/25/47, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.340%) (a)		256,518		220,120
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49, Callable: 04/25/23 (b)(c)		1,300,000		1,247,947
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 7.392%, due 02/15/35, Callable: 04/15/23 (1 Month SOFR Rate + 2.564%) (a)(b)		170,000		160,169
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49, Callable: 04/25/23 (b)(c)		51,648		48,494
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49, Callable: 04/25/23 (b)(c)		101,602		93,209
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series A-F, 5.000%, due 12/25/51, Callable: 01/25/46 (SOFR 30 Day Average + 0.850%) (a)(b)		455,545		408,285
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 7.791%, due 11/15/34 (1 Month SOFR Rate + 2.964%) (a)(b)		100,000		35,791
BCRR 2016-FRR3 Trust
Series TRUST, 6.358%, due 05/27/26 (18.348% - 1 Month U.S. LIBOR) (a)(b)		797,720		702,495
BDS 2020-FL5 Ltd.
Series LTD, 6.856%, due 02/18/37, Callable: 04/16/23 (1 Month SOFR Rate + 2.164%) (a)(b)(d)		340,000		329,329
Bear Stearns ARM Trust 2004-10
Series 2004-10, 3.991%, due 01/25/35, Callable: 04/25/23 (c)		171,172		154,980
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 4.272%, due 02/17/51, Callable: 02/15/28 (c)		150,000		123,591
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.290%, due 09/17/48, Callable: 04/15/30 (b)(c)		1,000,000		776,249
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA, 7.146%, due 05/15/35 (1 Month SOFR Rate + 2.319%) (a)(b)		100,000		96,564
BPR Trust 2021-TY
Series 2021-TY, 7.034%, due 09/15/38 (1 Month U.S. LIBOR + 2.350%) (a)(b)		167,000		156,399
BX Trust 2021-ARIA
Series 2021-ARIA, 6.330%, due 10/15/36 (1 Month U.S. LIBOR + 1.646%) (a)(b)		350,000		327,234
BX Trust 2021-LBA
Series 2021-LBA, 6.942%, due 02/15/36 (1 Month SOFR Rate + 2.114%) (a)(b)		250,000		224,930
BX Trust 2021-SDMF
Series 2021-SDMF, 6.071%, due 09/15/34 (1 Month U.S. LIBOR + 1.387%) (a)(b)		350,000		325,166
BX Trust 2022-LBA6
Series 2022-LBA6, 6.427%, due 01/18/39 (1 Month SOFR Rate + 1.600%) (a)(b)		350,000		332,486
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC, 6.584%, due 04/17/34 (1 Month U.S. LIBOR + 1.900%) (a)(b)		100,000		94,911
BX Commercial Mortgage Trust 2021-21M
Series TR, 6.855%, due 10/15/36 (1 Month U.S. LIBOR + 2.171%) (a)(b)		186,253		172,804
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 5.862%, due 10/15/36 (1 Month SOFR Rate + 1.034%) (a)(b)		380,093		375,823
BX Commercial Mortgage Trust 2021-CIP
Series 2021-CIP, 5.605%, due 12/15/38 (1 Month U.S. LIBOR + 0.921%) (a)(b)		110,000		106,009
BX Commercial Mortgage Trust 2021-SOAR
Series TR, 7.035%, due 06/15/38 (1 Month U.S. LIBOR + 2.350%) (a)(b)		984,137		916,998
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 5.384%, due 09/15/36 (1 Month U.S. LIBOR + 0.700%) (a)(b)		115,000		110,451
BX Trust 2019-CALM
Series 2019-CALM, 6.941%, due 11/15/32 (1 Month SOFR Rate + 2.114%) (a)(b)		136,500		129,474
BX Trust 2021-BXMF
Series 2021-BXMF, 8.034%, due 10/15/38 (1 Month U.S. LIBOR + 3.350%) (a)(b)		162,000		146,138
BX Trust 2022-CLS
Series 2022-CLS, 5.760%, due 10/14/39 (b)		135,000		126,931
BX Trust 2022-GPA
Series 2022-GPA, 6.992%, due 08/15/39 (1 Month SOFR Rate + 2.165%) (a)(b)		180,000		177,860
BX Trust 2022-GPA
Series 2022-GPA, 7.491%, due 08/15/39 (1 Month SOFR Rate + 2.664%) (a)(b)		110,000		108,073
BX Trust 2022-GPA
Series 2022-GPA, 8.888%, due 08/15/39 (1 Month SOFR Rate + 4.061%) (a)(b)		75,000		73,511
CAMB Commercial Mortgage Trust 2019-LIFE
Series 2019-LIFE, 5.754%, due 12/15/37 (1 Month U.S. LIBOR + 1.070%) (a)(b)		100,000		98,562
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 4.029%, due 09/25/37, Callable: 04/25/23 (c)		683,053		583,360
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48, Callable: 06/25/29 (b)(c)		225,392		210,395
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49, Callable: 03/25/28 (b)(c)		17,271		16,237
CIM Trust 2019-J1
Series 2019-J1, 3.941%, due 08/25/49, Callable: 10/25/24 (b)(c)		175,352		154,789
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.115%, due 11/13/46, Callable: 11/10/23 (b)(c)		100,000		92,918
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.425%, due 02/12/48, Callable: 01/10/25 (c)		164,000		150,075
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.098%, due 07/12/49, Callable: 07/10/26 (b)(c)		500,000		389,642
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.233%, due 11/10/51, Callable: 11/10/28 (b)(c)		380,000		268,215
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.903%, due 01/11/36 (b)(c)		116,000		111,246
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53, Callable: 03/25/28 (b)		524,168		501,401
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 6.228%, due 11/25/70, Callable: 04/25/23 (b)		450,393		440,157
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 6.706%, due 08/17/35, Callable: 04/19/23 (1 Month SOFR Rate + 2.014%) (a)(b)		100,000		97,570
COLT 2022-5 Mortgage Loan Trust
Series 2022-5, 4.550%, due 04/25/67, Callable: 04/25/25 (b)(c)		89,379		87,076
Credit Suisse Mortgage Capital Certificates 2019-ICE4
Series 2019-ICE4, 5.664%, due 05/15/36 (1 Month U.S. LIBOR + 0.980%) (a)(b)		239,404		237,012
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2020-C19, 2.500%, due 03/17/53, Callable: 03/15/30 (b)		400,000		220,359
CSMC 2020-NET
Series 2020-NET, 3.704%, due 08/17/37 (b)(c)		118,000		101,362
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59, Callable: 04/25/23 (b)		16,230		15,378
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 4.000%, due 07/12/44, Callable: 06/10/23 (1 Month U.S. LIBOR + 3.650%) (a)(b)		6,853		6,478
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (SOFR 30 Day Average + 1.700%) (a)(b)		536,540		513,001
First Republic Mortgage Trust 2020-1
Series B-1, 2.884%, due 04/25/50 (b)(c)		694,685		574,272
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.923%, due 10/25/48, Callable: 09/25/31 (b)(c)		452,310		430,675
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 4.095%, due 12/12/36 (b)(c)		120,000		109,486
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 4.095%, due 12/12/36 (b)(c)		112,000		100,601
FREMF 2019-KF71 Mortgage Trust
Series 2019-KF71, 10.669%, due 10/25/29, Callable: 10/25/29 (1 Month U.S. LIBOR + 6.000%) (a)(b)		162,904		157,279
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.000%, due 05/25/29, Callable: 05/25/29 (b)		400,000		225,507
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25, Callable: 04/25/23 (b)		721,166		690,551
GCAT 2022-NQM4 Trust
Series 2022-NQM4, 5.269%, due 08/25/67, Callable: 08/25/25 (b)		95,327		95,200
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 6.574%, due 12/15/36 (1 Month SOFR Rate + 1.747%) (a)(b)		300,000		291,385
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 5.934%, due 07/16/35 (1 Month U.S. LIBOR + 1.250%) (a)(b)		122,000		95,965
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 6.784%, due 07/16/35 (1 Month U.S. LIBOR + 2.100%) (a)(b)		1,000,000		300,284
GS Mortgage-Backed Securities Corp Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51, Callable: 01/25/41 (b)(c)		329,139		261,906
GS Mortgage-Backed Securities Trust 2022-PJ1
Series 2022-PJ1, 2.500%, due 05/25/52, Callable: 02/25/48 (b)(c)		278,138		219,414
GSAA Home Equity Trust 2005-6
Series 2005-6, 5.490%, due 06/25/35, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.645%) (a)		412,504		399,473
GSAA Home Equity Trust 2006-4
Series 2006-4, 3.641%, due 03/25/36, Callable: 04/25/23 (c)		402,291		254,269
GSAA Home Equity Trust 2007-7
Series 2007-7, 5.385%, due 07/25/37, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.540%) (a)		136,961		129,621
GSCG Trust 2019-600C
Series 2019-600C, 4.118%, due 09/06/34 (b)(c)		183,000		152,800
Home RE 2021-1 Ltd.
Series LTD, 7.145%, due 07/25/33, Callable: 03/25/25 (1 Month U.S. LIBOR + 2.300%) (a)(b)		500,000		496,833
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25, Callable: Currently (b)		182,342		179,143
Hundred Acre Wood Trust 2021-INV1
Series A27, 2.500%, due 07/25/51, Callable: 02/25/47 (b)(c)		334,726		262,381
INTOWN 2022-STAY Mortgage Trust
Series 2022-STAY, 8.113%, due 08/17/37, Callable: 08/15/24 (1 Month SOFR Rate + 3.286%) (a)(b)		140,000		137,812
JP Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series D, 4.767%, due 07/08/31 (b)(c)		382,000		266,101
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/08/33, Callable: 07/05/23 (b)(c)		1,400,000		1,104,659
JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 6.844%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (a)(b)		125,000		119,863
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37, Callable: 01/16/25 (b)		100,000		77,962
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.046%, due 01/25/49, Callable: 04/25/23 (b)(c)		452,061		405,939
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.166%, due 03/25/50, Callable: 06/25/28 (b)(c)		186,345		152,513
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50, Callable: 06/25/28 (b)(c)		9,260		8,319
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50, Callable: 06/25/31 (b)(c)		198,102		171,518
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.800%, due 09/25/52, Callable: 03/25/48 (b)(c)		472,702		387,164
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.796%, due 02/18/48, Callable: 09/15/26 (b)(c)		124,000		89,314
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 4.000%, due 05/25/60, Callable: 04/25/23 (b)		900,000		806,992
Life 2022-BMR Mortgage Trust
Series A-1, 6.122%, due 05/17/38, Callable: 05/15/24 (1 Month SOFR Rate + 1.295%) (a)(b)		270,000		262,989
Life 2022-BMR Mortgage Trust
Series B, 6.621%, due 05/17/38, Callable: 05/15/24 (1 Month SOFR Rate + 1.794%) (a)(b)		250,000		241,867
Life 2022-BMR Mortgage Trust
Series D, 7.369%, due 05/17/38, Callable: 05/15/24 (1 Month SOFR Rate + 2.542%) (a)(b)		205,000		195,760
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.611%, due 03/12/49, Callable: 03/10/26 (b)(c)		274,000		241,019
Med Trust 2021-MDLN
Series 2021-MDLN, 9.935%, due 11/15/38 (1 Month U.S. LIBOR + 5.250%) (a)(b)		160,523		146,916
Med Trust 2021-MDLN
Series 2021-MDLN, 6.685%, due 11/15/38 (1 Month U.S. LIBOR + 2.000%) (a)(b)		348,963		331,676
MFA 2020-NQM3 Trust
1.632%, due 01/26/65, Callable: 11/25/23 (b)(c)		122,717		108,816
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-MHC, 7.285%, due 04/15/38 (1 Month U.S. LIBOR + 2.601%) (a)(b)		300,000		278,317
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 6.928%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (a)(b)		147,000		103,819
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 7.528%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (a)(b)		125,000		86,250
Morgan Stanley Capital I Trust 2019-PLND
Series E, 6.834%, due 05/15/36, Callable: 05/15/23 (1 Month U.S. LIBOR + 2.150%) (a)(b)		189,000		162,033
MSCG Trust 2018-SELF
Series 2018-SELF, 7.735%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (a)(b)		137,081		127,199
NewRez Warehouse Securitization Trust 2021-1
Series 21-1, 10.095%, due 05/25/55, Callable: 05/25/24 (1 Month U.S. LIBOR + 5.250%) (a)(b)		866,667		836,830
One New York Plaza Trust 2020-1NYP
Series C, 6.884%, due 01/15/36 (1 Month U.S. LIBOR + 2.200%) (a)(b)		160,000		141,078
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.887%, due 10/25/49, Callable: 10/25/31 (b)(c)(d)		1,129,419		1,028,777
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 08/25/47 (b)(c)		200,000		119,804
RATE Mortgage Trust 2021-HB1
Series FLT, 2.500%, due 12/25/51, Callable: 07/25/49 (b)(c)		470,492		369,980
RCKT Mortgage Trust 2021-1
Series 2021-1, 2.719%, due 03/25/51, Callable: 03/25/42 (b)(c)		472,704		351,507
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.818%, due 02/25/35, Callable: 04/25/23		307,534		238,291
RLGH Trust 2021-TROT
Series 2021-TROT, 6.399%, due 04/15/36 (1 Month U.S. LIBOR + 1.714%) (a)(b)		175,000		165,598
SCOTT Trust 2023-SFS
Series 2023-SFS, 6.204%, due 03/12/40 (b)		100,000		98,568
Sequoia Mortgage Trust 2021-3
Series B-3, 2.651%, due 05/25/51, Callable: 11/25/44 (b)(c)		476,911		318,215
SREIT Trust 2021-IND
Series 2021-IND, 7.219%, due 10/15/38 (1 Month U.S. LIBOR + 2.535%) (a)(b)		164,000		145,243
TTAN 2021-MHC
Series 2021-MHC, 7.585%, due 03/15/38 (1 Month U.S. LIBOR + 2.900%) (a)(b)		197,203		184,740
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.536%, due 10/17/50, Callable: 10/15/27 (c)		250,000		208,257
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50, Callable: Currently (b)(c)		500,000		459,480
Verus Securitization Trust 2022-4
Series A-2, 4.740%, due 04/25/67, Callable: 04/25/25 (b)(c)		171,682		162,005
Verus Securitization Trust 2022-8
Series 2022-8, 6.127%, due 09/25/67, Callable: 10/25/25 (b)		96,908		93,224
Verus Securitization Trust 2022-INV1
Series 2022-INV1, 5.041%, due 08/25/67, Callable: 08/25/25 (b)		95,638		94,178
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 3.462%, due 03/25/37, Callable: 04/25/23 (c)		368,234		289,619
Wells Fargo Commercial Mortgage Trust 2021-C59
Series E, 2.500%, due 04/17/54, Callable: 04/15/31 (b)		400,000		206,741
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 3.497%, due 08/16/47, Callable: 08/15/24 (b)		300,000		234,888
Total Non-Agency Mortgage-Backed Obligations (Cost $36,095,849)				31,457,305

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 1.8%
BANK 2017-BNK8
Series 2017-BNK8, 1.296%, due 11/17/50, Callable: 08/15/27 (b)(c)		7,050,000		338,605
BANK 2018-BNK11
Series 2018-BNK11, 0.454%, due 03/17/61, Callable: 01/15/28 (c)		11,294,742		220,298
BANK 2019-BNK21
Series 2019-BNK21, 0.844%, due 10/18/52, Callable: 07/15/29 (c)		4,044,893		163,254
BANK 2020-BNK30
Series 2020-BNK30, 1.313%, due 12/17/53 (c)		1,267,125		86,578
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.310%, due 05/17/52, Callable: 03/15/29 (c)		1,414,423		83,736
BBCMS Mortgage Trust 2021-C11
Series 2021-C11, 1.521%, due 09/17/54 (b)(c)		1,255,000		124,762
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/17/51, Callable: 04/15/28 (b)(c)		7,000,000		522,530
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.899%, due 03/17/62, Callable: 01/15/29 (b)(c)		2,820,000		130,221
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.416%, due 03/17/53, Callable: 01/15/30 (c)		2,530,573		145,255
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.788%, due 07/17/53, Callable: 05/15/30 (c)		1,552,549		116,430
Benchmark 2021-B25 Mortgage Trust
Series 2021-B25, 1.100%, due 04/17/54, Callable: 02/15/31 (c)		2,223,007		135,258
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.380%, due 05/12/50, Callable: 05/10/27 (c)		1,385,060		52,726
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.767%, due 05/10/58, Callable: 05/10/26 (c)		649,099		23,551
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.823%, due 05/10/49, Callable: 06/10/26 (c)		735,079		32,721
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.871%, due 09/16/50, Callable: 07/15/27 (c)		968,753		28,847
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.866%, due 12/16/72, Callable: 10/15/29 (c)		6,206,862		264,385
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.216%, due 10/15/46, Callable: 09/10/23 (c)		2,778,897		14,825
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.797%, due 07/10/48, Callable: 07/10/25 (c)		1,339,262		15,279
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.860%, due 01/15/49, Callable: 02/15/26 (c)		602,503		26,032
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.749%, due 11/17/50, Callable: 09/15/27 (c)		4,734,393		114,509
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.566%, due 08/17/51, Callable: 06/15/28 (c)		4,440,704		135,509
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 04/25/29, Callable: 02/25/29 (b)		5,090,403		17,057
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 05/25/29, Callable: 02/25/29 (b)		570,000		2,463
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.000%, due 03/10/44, Callable: 04/10/23 (b)(c)		507,630		1
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.805%, due 09/12/52, Callable: 06/10/29 (c)		2,308,853		86,887
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.129%, due 05/14/53, Callable: 02/12/30 (c)		1,462,760		87,726
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.724%, due 12/12/53, Callable: 10/10/30 (b)(c)		1,201,849		108,420
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.604%, due 04/17/47, Callable: 01/15/25 (c)		13,227,269		60,787
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.491%, due 06/17/49, Callable: 03/15/26 (c)		888,887		29,691
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.693%, due 03/12/49, Callable: 03/10/26 (b)(c)		845,333		21,671
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 0.795%, due 03/11/50, Callable: 03/10/27 (b)(c)		1,907,536		36,197
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.920%, due 11/19/46, Callable: 11/15/28 (c)		4,429,058		9,029
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 0.954%, due 12/17/47, Callable: 10/15/26 (c)		2,066,168		21,798
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.652%, due 12/17/49, Callable: 09/15/26 (c)		2,660,745		47,610
PMTT4
Series 2017-PM1, 0.000%, due 10/26/48 (b)		157,226,198		424,935
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.877%, due 10/13/48, Callable: 07/10/26 (c)		959,785		38,812
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 0.923%, due 03/17/51, Callable: 01/15/28 (c)		2,272,090		84,185
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.790%, due 06/16/51, Callable: 04/15/28 (c)		4,989,230		166,776
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $6,223,655)				4,019,356

ASSET-BACKED SECURITIES - 6.0%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 07/15/31 (b)		559,524		524,242
American Tower Trust #1
Series 2023-1, 5.490%, due 03/15/53, Callable: 03/15/27 (b)		155,000		158,303
AMSR 2021-SFR1 Trust
Series 2021-SFR1, 2.900%, due 06/19/40 (b)		1,200,000		910,919
AMSR 2021-SFR3 Trust
Series 2021-SFR3, 4.896%, due 10/09/26 (b)		550,000		476,728
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/05/49, Callable: 06/05/23 (b)		148,500		145,204
Applebee's Funding LLC
Series 2019-1, 4.723%, due 06/05/49, Callable: 06/05/24 (b)		99,000		93,954
Aqua Finance Trust 2021-A
Series 2021-A, 1.540%, due 07/17/46, Callable: 04/17/28 (b)		89,928		81,157
Bojangles Issuer LLC
Series LLC, 3.832%, due 10/20/50, Callable: 10/20/23 (b)		99,000		89,389
CARDS II Trust
Series 2021-1, 0.931%, due 04/15/27, Callable: Currently (b)		150,000		142,733
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26, Callable: 09/15/23		100,000		98,299
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45, Callable: 08/25/25 (b)		7,674		7,013
DataBank Issuer
Series 2023-1, 5.116%, due 02/25/53, Callable: 02/25/26 (b)		605,000		572,916
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49, Callable: 05/20/23 (b)		86,850		83,500
Domino's Pizza Master Issuer LLC
Series 3.15100, 3.151%, due 04/25/51, Callable: 04/25/28 (b)		98,250		81,490
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 6.120%, due 07/25/34, Callable: 04/25/23 (1 Month U.S. LIBOR + 1.275%) (a)		150,643		145,201
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (b)		98,749		89,596
GM Financial Automobile Leasing Trust 2022-3
Series C, 5.130%, due 08/20/26, Callable: 01/20/25		250,000		248,152
GoodLeap Sustainable Home Solutions Trust 2023-1
Series A, 5.520%, due 02/22/55, Callable: 03/20/39 (b)		250,000		244,240
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/19/39, Callable: 09/17/24 (b)		80,467		75,052
Marlette Funding Trust 2022-3
Series 2022-3, 5.180%, due 11/15/32, Callable: 02/15/27 (b)		100,354		99,362
MetroNet Infrastructure Issuer LLC
Series A-2, 6.350%, due 10/20/52, Callable: 10/20/26 (b)		150,000		146,018
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43, Callable: 10/20/34 (b)		75,644		70,530
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 5.415%, due 12/25/35, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.570%) (a)		262,234		255,345
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43, Callable: 06/20/30 (b)		172,811		162,350
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44, Callable: 06/20/30 (b)		188,775		177,700
Series 2018-2-GS, 4.740%, due 02/22/44, Callable: 06/20/30 (b)		134,276		123,676
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36, Callable: 07/20/24 (b)		20,913		20,496
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69, Callable: 07/15/27 (b)		87,420		80,278
Navient Private Education Refi Loan Trust 2021-F
Series A, 1.110%, due 02/18/70, Callable: 01/15/30 (b)		479,678		404,142
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51, Callable: 10/30/26 (b)		491,250		420,611
OCCU Auto Receivables Trust 2022-1
Series 2022-1, 5.500%, due 10/15/27, Callable: 04/15/27 (b)		135,000		135,642
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/19/37 (b)		2,000,000		1,788,350
Progress Residential 2021-SFR3
Series TR, 4.254%, due 05/19/38 (b)		1,100,000		966,893
Progress Residential Trust
Series TR, 4.003%, due 07/19/38, Callable: 07/17/26 (b)		700,000		606,812
Santander Drive Auto Receivables Trust 2022-3
Series C, 4.490%, due 08/15/29, Callable: 05/15/25		200,000		196,064
SBA Tower Trust
Series 2022-1, 6.599%, due 11/15/52, Callable: 01/15/27 (b)		210,000		222,087
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 09/15/25 (b)		100,000		100,075
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48, Callable: 02/25/26 (b)(d)		10,000		115,731
SoFi Professional Loan Program 2020-C Trust
Series 1.95000, 1.950%, due 02/15/46, Callable: 04/15/28 (b)		99,991		90,781
SoFi Professional Loan Program 2021-B Trust
Series TR, 0.000%, due 02/15/47, Callable: 04/15/29 (b)(d)		10,000		345,493
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 5.165%, due 10/25/36, Callable: 04/25/23 (1 Month U.S. LIBOR + 0.320%) (a)		492,038		339,897
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55, Callable: 10/30/30 (b)		470,045		369,000
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54, Callable: 06/30/30 (b)		106,679		96,903
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46, Callable: 05/25/23 (b)		408,103		403,253
Series 1.94600, 1.946%, due 08/25/51, Callable: 08/25/24 (b)		98,750		85,792
T-Mobile US Trust 2022-1
Series 2022-1, 4.910%, due 05/22/28, Callable: 11/20/25 (b)		160,000		160,469
Verizon Master Trust
Series 2023-1, 4.490%, due 01/22/29, Callable: 01/20/26		145,000		145,020
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51, Callable: 04/25/23 (b)		700,000		618,577
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49, Callable: 03/15/24 (b)		90,750		84,541
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50, Callable: 06/05/24 (b)		246,875		219,051
Zaxby's Funding LLC
Series 2021-1, 3.238%, due 07/30/51, Callable: 07/30/25 (b)		147,750		123,712
Total Asset-Backed Securities (Cost $15,434,143)				13,442,739

COLLATERALIZED LOAN OBLIGATIONS - 5.5%
ACREC 2021-FL1 Ltd.
Series 2021-FL1, 6.859%, due 10/20/36, Callable: 04/16/23 (1 Month U.S. LIBOR + 2.150%) (a)(b)		375,000		345,311
ALM 2020 Ltd.
Series 2020-1, 6.642%, due 10/15/29, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.850%) (a)(b)		500,000		491,441
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
Series 2021-FL4, 7.584%, due 11/17/36, Callable: 06/15/24 (1 Month SOFR Rate + 2.900%) (a)(b)(d)		275,000		255,988
Ares XLIX CLO Ltd.
Series 2018-49, 6.765%, due 07/22/30, Callable: 04/22/23 (3 Month U.S. LIBOR + 1.950%) (a)(b)		1,000,000		943,825
BlueMountain CLO XXVIII Ltd.
Series C, 6.792%, due 04/17/34, Callable: 04/15/23 (3 Month U.S. LIBOR + 2.000%) (a)(b)		250,000		231,838
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 7.552%, due 01/30/31, Callable: 04/30/23 (3 Month U.S. LIBOR + 2.750%) (a)(b)		250,000		210,712
Canyon Capital CLO 2021-2 Ltd.
Series D, 8.142%, due 04/17/34, Callable: 04/15/23 (3 Month U.S. LIBOR + 3.350%) (a)(b)		500,000		449,221
CIFC Funding 2015-IV Ltd.
Series IVR2, 6.708%, due 04/20/34, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.900%) (a)(b)		250,000		231,990
CIFC Funding 2021-IV Ltd.
Series 2021-IV, 7.692%, due 07/15/33, Callable: 04/15/23 (3 Month U.S. LIBOR + 2.900%) (a)(b)		500,000		464,312
Columbia Cent CLO 27 Ltd.
Series 2018-27R, 8.648%, due 01/25/35, Callable: 01/25/24 (3 Month U.S. LIBOR + 3.830%) (a)(b)		500,000		435,000
Dryden 40 Senior Loan Fund
Series 2015-40R, 6.964%, due 08/15/31, Callable: 05/15/23 (3 Month U.S. LIBOR + 2.100%) (a)(b)		500,000		474,824
Goldentree Loan Management US CLO 2 Ltd.
Series D, 7.458%, due 11/29/30, Callable: 04/20/23 (3 Month U.S. LIBOR + 2.650%) (a)(b)		500,000		468,329
Greystone CRE Notes 2019-FL2 Ltd.
Series C, 6.684%, due 09/15/37, Callable: 04/15/23 (1 Month U.S. LIBOR + 2.000%) (a)(b)(d)		200,000		195,345
Hayfin US XII Ltd.
Series 2018-8, 6.288%, due 04/21/31, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.480%) (a)(b)		500,000		484,392
Invesco US CLO 2023-1 Ltd.
Series 2023-1, 8.520%, due 04/22/35, Callable: 04/22/24 (3 Month SOFR Rate + 3.650%) (a)(b)		250,000		247,424
LCM XXIV Ltd.
Series LTD, 6.708%, due 03/20/30, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.900%) (a)(b)		250,000		231,519
Madison Park Funding XXI Ltd.
Series FLT, 6.992%, due 10/15/32, Callable: 04/15/23 (3 Month U.S. LIBOR + 2.200%) (a)(b)		250,000		238,762
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series C, 6.542%, due 04/18/33, Callable: 04/16/23 (3 Month U.S. LIBOR + 1.750%) (a)(b)		250,000		234,550
Oaktree CLO 2021-1 Ltd.
5.952%, due 07/15/34, Callable: 07/15/23 (3 Month U.S. LIBOR + 1.160%) (a)(b)		1,000,000		965,458
Octagon Investment Partners 31 Ltd.
Series C-R, 6.858%, due 07/22/30, Callable: 04/20/23 (3 Month U.S. LIBOR + 2.050%) (a)(b)		280,000		270,001
Octagon Investment Partners XIV Ltd.
Series LTD, 8.692%, due 07/16/29, Callable: 04/15/23 (3 Month U.S. LIBOR + 3.900%) (a)(b)		500,000		443,550
OHA Credit Funding 5 Ltd.
Series E, 11.045%, due 04/18/33, Callable: 04/18/23 (3 Month U.S. LIBOR + 6.250%) (a)(b)		500,000		461,290
OHA Credit Funding 8 Ltd.
Series 2021-8, 6.695%, due 01/18/34, Callable: 04/18/23 (3 Month U.S. LIBOR + 1.900%) (a)(b)		250,000		233,768
OHA Credit Partners XIII Ltd.
Series D-R, 8.015%, due 10/23/34, Callable: 10/21/23 (3 Month U.S. LIBOR + 3.200%) (a)(b)		500,000		473,523
OHA Loan Funding 2013-1 Ltd.
Series FLT, 6.885%, due 07/23/31, Callable: 04/23/23 (3 Month U.S. LIBOR + 2.070%) (a)(b)		500,000		476,222
Palmer Square CLO 2023-1 Ltd.
Series C, 7.977%, due 01/22/36, Callable: 01/20/25 (3 Month SOFR Rate + 3.250%) (a)(b)		500,000		496,824
Palmer Square Loan Funding 2022-2 Ltd.
Series B, 6.858%, due 10/15/30, Callable: 07/15/23 (3 Month SOFR Rate + 2.200%) (a)(b)		800,000		761,495
TCI-Flatiron CLO 2018-1 Ltd.
Series C-R, 6.552%, due 01/29/32, Callable: 04/29/23 (3 Month U.S. LIBOR + 1.750%) (a)(b)		250,000		235,322
TCW CLO 2021-1 Ltd.
Series LTD, 6.708%, due 03/20/34, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.900%) (a)(b)		250,000		230,134
TCW CLO 2023-1 Ltd.
Series 2023-1, 8.291%, due 04/28/36, Callable: 04/28/25 (3 Month SOFR Rate + 3.500%) (a)(b)		400,000		391,405
Wind River 2014-3 CLO Ltd.
Series FLT, 8.215%, due 10/22/31, Callable: 04/22/23 (3 Month U.S. LIBOR + 3.400%) (a)(b)		500,000		410,951
Total Collateralized Loan Obligations (Cost $13,276,723)				12,484,726

CORPORATE BONDS - 20.0%
Basic Materials - 0.9%
Arconic Corp.
6.125%, due 02/15/28, Callable: 05/01/23 (b)		55,000		54,106
ASP Unifrax Holdings, Inc.
5.250%, due 09/30/28, Callable: 09/30/24 (b)		30,000		23,888
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29, Callable: 03/01/24 (b)(e)		295,000		271,400
4.875%, due 03/01/31, Callable: 03/01/26 (b)(e)		180,000		163,800
Coeur Mining, Inc.
5.125%, due 02/15/29, Callable: 02/15/24 (b)(e)		25,000		21,187
CVR Partners LP
6.125%, due 06/15/28, Callable: 06/15/24 (b)		30,000		26,512
Ecolab, Inc.
1.000%, due 01/15/24, Callable: 10/15/23	EUR	150,000		159,482
Freeport-McMoRan, Inc.
4.125%, due 03/01/28, Callable: 05/01/23		$25,000		23,375
4.375%, due 08/01/28, Callable: 08/01/23		50,000		47,187
4.625%, due 08/01/30, Callable: 08/01/25		400,000		377,500
5.450%, due 03/15/43, Callable: 09/15/42		480,000		447,600
Glencore Funding LLC
1.625%, due 04/27/26, Callable: 03/27/26 (b)		80,000		72,295
3.375%, due 09/23/51, Callable: 03/23/51 (b)		70,000		48,383
Illuminate Buyer LLC
9.000%, due 07/01/28, Callable: 07/01/23 (b)		25,000		22,500
Iris Holdings, Inc.
8.750%, due 02/15/26, Callable: 05/01/23 (b)		25,000		23,247
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29, Callable: 10/15/24 (b)		15,000		12,581
Mativ Holdings, Inc.
6.875%, due 10/01/26, Callable: 05/02/23 (b)		25,000		22,938
Novelis Corp.
3.875%, due 08/15/31, Callable: 08/15/26 (b)		25,000		20,938
Olin Corp.
5.125%, due 09/15/27, Callable: 05/01/23		25,000		24,063
Tronox, Inc.
4.625%, due 03/15/29, Callable: 03/15/24 (b)		20,000		16,750
WR Grace Holdings LLC
5.625%, due 08/15/29, Callable: 08/15/24 (b)		60,000		50,250
				1,929,982
Communications - 2.3%
AMC Networks, Inc.
4.250%, due 02/15/29, Callable: 02/15/24		25,000		15,312
AT&T, Inc.
0.900%, due 03/25/24, Callable: 04/11/23		73,000		69,827
3.500%, due 09/15/53, Callable: 03/15/53		250,000		181,351
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26, Callable: 05/01/23 (b)		25,000		16,375
CCO Holdings LLC
4.750%, due 03/01/30, Callable: 09/01/24 (b)		135,000		116,437
4.250%, due 02/01/31, Callable: 07/01/25 (b)		460,000		378,350
4.750%, due 02/01/32, Callable: 02/01/27 (b)		30,000		25,050
4.500%, due 06/01/33, Callable: 06/01/27 (b)		100,000		79,500
4.250%, due 01/15/34, Callable: 01/15/28 (b)		55,000		42,350
Cengage Learning, Inc.
9.500%, due 06/15/24, Callable: 05/01/23 (b)		40,000		38,500
Charter Communications Operating LLC
4.908%, due 07/23/25, Callable: 04/23/25		215,000		212,714
2.800%, due 04/01/31, Callable: 01/01/31		130,000		104,720
5.750%, due 04/01/48, Callable: 10/01/47		180,000		154,812
5.125%, due 07/01/49, Callable: 01/01/49		305,000		240,595
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29, Callable: 06/01/24 (b)		15,000		10,800
Comcast Corp.
3.400%, due 04/01/30, Callable: 01/01/30		125,000		116,653
2.937%, due 11/01/56, Callable: 05/01/56		106,000		70,303
CommScope, Inc.
4.750%, due 09/01/29, Callable: 09/01/24 (b)		40,000		33,200
CommScope Technologies LLC
5.000%, due 03/15/27, Callable: 04/11/23 (b)		25,000		18,125
CSC Holdings LLC
5.250%, due 06/01/24		25,000		24,125
Directv Financing LLC
5.875%, due 08/15/27, Callable: 08/15/23 (b)		50,000		44,750
DISH DBS Corp.
5.750%, due 12/01/28, Callable: 12/01/27 (b)		25,000		18,563
5.125%, due 06/01/29		25,000		13,187
Embarq Corp.
7.995%, due 06/01/36		25,000		10,500
Expedia Group, Inc.
5.000%, due 02/15/26, Callable: 11/15/25		110,000		109,442
3.250%, due 02/15/30, Callable: 11/15/29		135,000		117,039
Frontier Communications Holdings LLC
5.875%, due 10/15/27, Callable: 10/15/23 (b)		10,000		9,113
5.000%, due 05/01/28, Callable: 05/01/24 (b)		25,000		21,656
GCI LLC
4.750%, due 10/15/28, Callable: 10/15/23 (b)		25,000		21,500
Gray Escrow II, Inc.
5.375%, due 11/15/31, Callable: 11/15/26 (b)		25,000		16,375
Level 3 Financing, Inc.
10.500%, due 05/15/30		10,000		9,612
Liberty Broadband Corp. CVRT
3.125%, due 03/31/53, Callable: 04/06/26 (b)		415,000		406,562
Liberty Media Corp. CVRT
0.500%, due 12/01/50, Callable: 09/01/24 (b)		100,000		97,857
Match Group Holdings II LLC
4.625%, due 06/01/28, Callable: 06/01/23 (b)		25,000		23,156
4.125%, due 08/01/30, Callable: 05/01/25 (b)		100,000		85,750
McGraw-Hill Education, Inc.
5.750%, due 08/01/28, Callable: 08/01/24 (b)		40,000		34,800
8.000%, due 08/01/29, Callable: 08/01/24 (b)		25,000		20,000
MercadoLibre, Inc.
2.375%, due 01/14/26, Callable: 12/14/25		200,000		178,500
Meta Platforms, Inc.
3.850%, due 08/15/32, Callable: 05/15/32		110,000		103,195
Millennium Escrow Corp.
6.625%, due 08/01/26, Callable: 08/01/23 (b)		25,000		16,250
Netflix, Inc.
5.875%, due 11/15/28		15,000		15,712
News Corp.
3.875%, due 05/15/29, Callable: 05/15/24 (b)		305,000		269,544
5.125%, due 02/15/32, Callable: 02/15/27 (b)		20,000		18,450
Paramount Global
6.250%, due 02/28/57, Callable: 02/28/27 (3 Month U.S. LIBOR + 3.899%) (a)		25,000		18,812
6.375%, due 03/30/62, Callable: 03/30/27 (5 Year CMT Rate + 3.999%) (a)		145,000		115,638
Radiate Holdco LLC
4.500%, due 09/15/26, Callable: 09/15/23 (b)		25,000		19,563
Scripps Escrow II, Inc.
3.875%, due 01/15/29, Callable: 01/15/24 (b)		35,000		26,863
Sinclair Television Group, Inc.
4.125%, due 12/01/30, Callable: 12/01/25 (b)		25,000		20,156
Sirius XM Radio, Inc.
5.000%, due 08/01/27, Callable: 05/01/23 (b)		25,000		23,188
4.125%, due 07/01/30, Callable: 07/01/25 (b)		235,000		192,700
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26, Callable: 09/01/23 (b)		25,000		16,938
Sprint LLC
7.625%, due 03/01/26, Callable: 11/01/25		25,000		26,375
Stagwell Global LLC
5.625%, due 08/15/29, Callable: 08/15/24 (b)		25,000		21,875
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 04/11/23		120,000		111,586
4.750%, due 02/01/28, Callable: 04/11/23		35,000		34,519
2.625%, due 02/15/29, Callable: 02/15/24		90,000		79,324
3.375%, due 04/15/29, Callable: 04/15/24		95,000		86,681
2.875%, due 02/15/31, Callable: 02/15/26		85,000		73,356
3.500%, due 04/15/31, Callable: 04/15/26		155,000		139,639
Townsquare Media, Inc.
6.875%, due 02/01/26, Callable: 05/01/23 (b)		30,000		28,275
Uber Technologies, Inc.
8.000%, due 11/01/26, Callable: 05/01/23 (b)		115,000		117,588
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25		195,000		171,509
Univision Communications, Inc.
6.625%, due 06/01/27, Callable: 06/01/23 (b)		25,000		23,625
Urban One, Inc.
7.375%, due 02/01/28, Callable: 02/01/24 (b)		25,000		22,500
Verizon Communications, Inc.
5.964%, due 05/15/25, Callable: 03/15/25 (3 Month U.S. LIBOR + 1.100%) (a)		105,000		105,191
3.875%, due 03/01/52, Callable: 09/01/51		45,000		36,224
Viasat, Inc.
5.625%, due 09/15/25, Callable: 04/11/23 (b)		25,000		23,625
Viavi Solutions, Inc.
3.750%, due 10/01/29, Callable: 10/01/24 (b)		25,000		21,313
Zayo Group Holdings, Inc.
6.125%, due 03/01/28, Callable: 05/01/23 (b)		25,000		15,156
				5,182,831
Consumer, Cyclical - 3.0%
Academy Ltd.
6.000%, due 11/15/27, Callable: 11/15/23 (b)		25,000		24,375
Adams Homes, Inc.
7.500%, due 02/15/25, Callable: 04/17/23 (b)		25,000		22,375
Affinity Interactive
6.875%, due 12/15/27, Callable: 12/01/23 (b)		25,000		22,250
Allison Transmission, Inc.
5.875%, due 06/01/29, Callable: 06/01/24 (b)		25,000		24,187
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25		285,000		329,306
Arko Corp.
5.125%, due 11/15/29, Callable: 11/15/24 (b)		15,000		12,412
Asbury Automotive Group, Inc.
4.750%, due 03/01/30, Callable: 03/01/25		25,000		22,125
Bath & Body Works, Inc.
6.750%, due 07/01/36		25,000		22,313
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27, Callable: 05/01/23 (b)		35,000		31,937
Burlington Stores, Inc. CVRT
2.250%, due 04/15/25 (e)		225,000		258,970
Caesars Entertainment, Inc.
6.250%, due 07/01/25, Callable: 04/11/23 (b)		25,000		24,938
4.625%, due 10/15/29, Callable: 10/15/24 (b)		30,000		26,287
CCM Merger, Inc.
6.375%, due 05/01/26, Callable: 05/01/23 (b)		25,000		24,312
Century Communities, Inc.
3.875%, due 08/15/29, Callable: 02/15/29 (b)		25,000		21,437
Crocs, Inc.
4.125%, due 08/15/31, Callable: 08/15/26 (b)		25,000		20,562
Dealer Tire LLC
8.000%, due 02/01/28, Callable: 08/01/23 (b)		5,000		4,481
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 12/10/29		77,410		68,259
Delta Air Lines, Inc.
2.900%, due 10/28/24, Callable: 09/28/24		115,000		109,825
7.375%, due 01/15/26, Callable: 12/15/25		35,000		36,312
4.375%, due 04/19/28, Callable: 01/19/28		25,000		23,219
Dick's Sporting Goods, Inc.
3.150%, due 01/15/32, Callable: 10/15/31		140,000		115,123
Dollar Tree, Inc.
4.000%, due 05/15/25, Callable: 03/15/25		220,000		215,667
Ferrellgas LP
5.375%, due 04/01/26, Callable: 05/01/23 (b)		20,000		18,600
Fertitta Entertainment LLC
6.750%, due 01/15/30, Callable: 01/15/25 (b)		75,000		61,687
Foot Locker, Inc.
4.000%, due 10/01/29, Callable: 10/01/24 (b)		25,000		20,625
Ford Motor Co.
3.250%, due 02/12/32, Callable: 11/12/31		190,000		149,292
6.100%, due 08/19/32, Callable: 05/19/32		25,000		24,096
Ford Motor Credit Co. LLC
2.748%, due 06/14/24	GBP	100,000		116,968
4.950%, due 05/28/27, Callable: 04/28/27		$200,000		188,958
4.125%, due 08/17/27, Callable: 06/17/27		300,000		275,510
2.900%, due 02/16/28, Callable: 12/16/27		200,000		169,662
3.625%, due 06/17/31, Callable: 03/17/31		245,000		200,875
Foundation Building Materials, Inc.
6.000%, due 03/01/29, Callable: 03/01/24 (b)		25,000		19,812
General Motors Financial Co., Inc.
2.400%, due 10/15/28, Callable: 08/15/28		120,000		102,521
Golden Entertainment, Inc.
7.625%, due 04/15/26, Callable: 05/01/23 (b)		25,000		25,219
Hanesbrands, Inc.
4.875%, due 05/15/26, Callable: 02/15/26 (b)		25,000		23,687
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30, Callable: 01/15/25		160,000		153,000
4.000%, due 05/01/31, Callable: 05/01/26 (b)		25,000		21,875
3.625%, due 02/15/32, Callable: 08/15/26 (b)		100,000		84,375
Hyatt Hotels Corp.
6.000%, due 04/23/30, Callable: 01/23/30		223,000		226,409
Installed Building Products, Inc.
5.750%, due 02/01/28, Callable: 04/17/23 (b)		25,000		23,031
Interface, Inc.
5.500%, due 12/01/28, Callable: 12/01/23 (b)		25,000		20,344
LBM Acquisition LLC
6.250%, due 01/15/29, Callable: 01/15/24 (b)		25,000		19,187
LCM Investments Holdings II LLC
4.875%, due 05/01/29, Callable: 05/01/24 (b)		25,000		20,875
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29, Callable: 04/15/24 (b)		50,000		32,500
Lowe's Cos., Inc.
5.625%, due 04/15/53, Callable: 10/15/52		35,000		35,157
4.450%, due 04/01/62, Callable: 10/01/61		88,000		71,946
M/I Homes, Inc.
3.950%, due 02/15/30, Callable: 08/15/29		25,000		21,250
Macy's Retail Holdings LLC
6.125%, due 03/15/32, Callable: 03/15/27 (b)		25,000		21,938
Marriott International, Inc.
3.125%, due 06/15/26, Callable: 03/15/26		115,000		108,475
Marriott Vacations Worldwide Corp. CVRT
3.250%, due 12/15/27 (b)		165,000		161,646
McDonald's Corp.
3.600%, due 07/01/30, Callable: 04/01/30		125,000		118,160
MGM Resorts International
4.750%, due 10/15/28, Callable: 07/15/28		20,000		18,600
Midwest Gaming Borrower LLC
4.875%, due 05/01/29, Callable: 05/01/24 (b)		45,000		38,925
Murphy Oil USA, Inc.
5.625%, due 05/01/27, Callable: 05/01/23		25,000		24,188
Penn Entertainment, Inc.
4.125%, due 07/01/29, Callable: 07/01/24 (b)		25,000		20,750
Premier Entertainment Sub LLC
5.625%, due 09/01/29, Callable: 09/01/24 (b)		75,000		55,313
5.875%, due 09/01/31, Callable: 09/01/26 (b)		97,000		69,476
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29, Callable: 02/01/24 (b)		25,000		18,563
Ritchie Bros Holdings, Inc.
7.750%, due 03/15/31, Callable: 03/15/26 (b)		10,000		10,465
Scientific Games Holdings LP
6.625%, due 03/01/30, Callable: 03/01/25 (b)		70,000		61,600
Scientific Games International, Inc.
7.250%, due 11/15/29, Callable: 11/15/24 (b)		30,000		30,000
Shea Homes LP
4.750%, due 04/01/29, Callable: 04/01/24		25,000		21,875
Sizzling Platter LLC
8.500%, due 11/28/25, Callable: 05/01/23 (b)		15,000		13,463
Sonic Automotive, Inc.
4.625%, due 11/15/29, Callable: 11/15/24 (b)		75,000		62,625
Southwest Airlines Co. CVRT
1.250%, due 05/01/25		180,000		204,466
SRS Distribution, Inc.
4.625%, due 07/01/28, Callable: 07/01/24 (b)		50,000		44,188
6.125%, due 07/01/29, Callable: 07/01/24 (b)		25,000		21,031
Staples, Inc.
7.500%, due 04/15/26, Callable: 05/01/23 (b)		40,000		34,800
10.750%, due 04/15/27, Callable: 05/01/23 (b)		25,000		18,000
Station Casinos LLC
4.500%, due 02/15/28, Callable: 05/01/23 (b)		25,000		22,563
STL Holding Co. LLC
7.500%, due 02/15/26, Callable: 04/17/23 (b)		25,000		21,750
Suburban Propane Partners LP
5.000%, due 06/01/31, Callable: 06/01/26 (b)		45,000		38,925
SWF Escrow Issuer Corp.
6.500%, due 10/01/29, Callable: 10/01/24 (b)		10,000		6,100
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30, Callable: 02/01/30 (b)		25,000		23,125
Tempur Sealy International, Inc.
3.875%, due 10/15/31, Callable: 10/15/26 (b)		25,000		20,813
The Gap, Inc.
3.875%, due 10/01/31, Callable: 10/01/26 (b)		25,000		17,312
The Goodyear Tire & Rubber Co.
5.250%, due 07/15/31, Callable: 04/15/31		60,000		51,450
The Home Depot, Inc.
3.625%, due 04/15/52, Callable: 10/15/51		115,000		92,321
The Michaels Cos., Inc.
5.250%, due 05/01/28, Callable: 11/01/23 (b)		5,000		4,150
The William Carter Co.
5.625%, due 03/15/27, Callable: 05/01/23 (b)		25,000		24,313
Travel + Leisure Co.
6.625%, due 07/31/26, Callable: 04/30/26 (b)		69,000		69,173
4.500%, due 12/01/29, Callable: 09/01/29 (b)		170,000		147,475
United Airlines Holdings, Inc.
4.875%, due 01/15/25		25,000		24,250
Victoria's Secret & Co.
4.625%, due 07/15/29, Callable: 07/15/24 (b)		65,000		52,488
Warnermedia Holdings, Inc.
3.755%, due 03/15/27, Callable: 02/15/27 (b)		120,000		113,021
WMG Acquisition Corp.
3.000%, due 02/15/31, Callable: 02/15/26 (b)		340,000		282,625
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28, Callable: 08/15/23 (b)		130,000		119,275
Wynn Las Vegas LLC
5.250%, due 05/15/27, Callable: 02/15/27 (b)		25,000		23,625
Wynn Resorts Finance LLC
7.125%, due 02/15/31, Callable: 11/15/30 (b)		20,000		20,300
Yum! Brands, Inc.
4.750%, due 01/15/30, Callable: 10/15/29 (b)		352,000		335,720
3.625%, due 03/15/31, Callable: 12/15/30		420,000		366,975
4.625%, due 01/31/32, Callable: 10/01/26		175,000		162,531
				6,806,960
Consumer, Non-cyclical - 3.2%
AbbVie, Inc.
4.700%, due 05/14/45, Callable: 11/14/44		240,000		224,698
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28, Callable: 07/01/23 (b)		25,000		24,187
AdaptHealth LLC
5.125%, due 03/01/30, Callable: 03/01/25 (b)		45,000		38,250
Albertsons Cos., Inc.
3.500%, due 03/15/29, Callable: 09/15/23 (b)		20,000		17,350
Allied Universal Holdco LLC
6.625%, due 07/15/26, Callable: 05/01/23 (b)		45,000		43,087
Alta Equipment Group, Inc.
5.625%, due 04/15/26, Callable: 05/01/23 (b)		25,000		23,375
Amgen, Inc.
5.250%, due 03/02/30, Callable: 01/02/30		50,000		51,135
AMN Healthcare, Inc.
4.625%, due 10/01/27, Callable: 05/01/23 (b)		25,000		23,225
Anheuser-Busch Cos LLC
4.900%, due 02/01/46, Callable: 08/01/45		125,000		122,084
APi Group DE, Inc.
4.750%, due 10/15/29, Callable: 10/15/24 (b)		25,000		22,031
Becton Dickinson & Co.
4.693%, due 02/13/28, Callable: 01/13/28		95,000		95,415
BellRing Brands, Inc.
7.000%, due 03/15/30, Callable: 03/15/27 (b)		25,000		25,250
Centene Corp.
4.625%, due 12/15/29, Callable: 12/15/24		65,000		61,344
3.375%, due 02/15/30, Callable: 02/15/25		385,000		334,950
3.000%, due 10/15/30, Callable: 07/15/30		365,000		308,388
2.500%, due 03/01/31, Callable: 12/01/30		305,000		246,316
2.625%, due 08/01/31, Callable: 05/01/31		15,000		12,094
Community Health Systems, Inc.
6.000%, due 01/15/29, Callable: 01/15/24 (b)		35,000		28,962
5.250%, due 05/15/30, Callable: 05/15/25 (b)		25,000		19,063
Constellation Brands, Inc.
3.150%, due 08/01/29, Callable: 05/01/29		125,000		114,277
2.875%, due 05/01/30, Callable: 02/01/30		5,000		4,384
Coty, Inc.
5.000%, due 04/15/26, Callable: 05/01/23 (b)		30,000		28,950
CPI CG, Inc.
8.625%, due 03/15/26, Callable: 05/01/23 (b)		15,000		14,850
CVS Health Corp.
5.125%, due 02/21/30, Callable: 12/21/29		25,000		25,279
Darling Ingredients, Inc.
6.000%, due 06/15/30, Callable: 06/15/25 (b)		290,000		287,825
DaVita, Inc.
4.625%, due 06/01/30, Callable: 06/01/25 (b)		25,000		21,187
Duke University
3.299%, due 10/01/46		163,000		129,413
Elevance Health, Inc.
2.375%, due 01/15/25, Callable: 12/15/24		100,000		95,769
4.550%, due 05/15/52, Callable: 11/15/51		40,000		36,321
Encompass Health Corp.
4.750%, due 02/01/30, Callable: 02/01/25		25,000		22,656
Gartner, Inc.
3.750%, due 10/01/30, Callable: 10/01/25 (b)		125,000		111,875
Graham Holdings Co.
5.750%, due 06/01/26, Callable: 04/11/23 (b)		25,000		24,500
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29		465,000		434,310
3.500%, due 09/01/30, Callable: 03/01/30		786,000		697,575
KeHE Distributors LLC
8.625%, due 10/15/26, Callable: 05/01/23 (b)		15,000		14,944
Kraft Heinz Foods Co.
4.250%, due 03/01/31, Callable: 12/01/30		265,000		255,493
6.875%, due 01/26/39		150,000		169,966
7.125%, due 08/01/39 (b)		35,000		40,111
4.625%, due 10/01/39, Callable: 04/01/39		220,000		201,467
4.375%, due 06/01/46, Callable: 12/01/45		55,000		47,660
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26, Callable: 06/30/23 (b)		15,000		13,725
Legends Hospitality Holding Co. LLC
5.000%, due 02/01/26, Callable: 05/01/23 (b)		25,000		22,187
Massachusetts Institute of Technology
2.989%, due 07/01/50, Callable: 01/01/50		100,000		76,725
Medline Borrower LP
3.875%, due 04/01/29, Callable: 10/01/24 (b)		25,000		21,688
5.250%, due 10/01/29, Callable: 10/01/24 (b)		55,000		47,575
Metis Merger Sub LLC
6.500%, due 05/15/29, Callable: 05/15/24 (b)		45,000		37,238
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29, Callable: 10/01/24 (b)		40,000		34,200
MPH Acquisition Holdings LLC
5.750%, due 11/01/28, Callable: 11/01/23 (b)		25,000		18,188
NESCO Holdings II, Inc.
5.500%, due 04/15/29, Callable: 04/15/24 (b)		15,000		13,500
Owens & Minor, Inc.
6.625%, due 04/01/30, Callable: 04/01/25 (b)		40,000		34,100
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29, Callable: 11/15/24 (b)		25,000		16,406
Post Holdings, Inc.
5.625%, due 01/15/28, Callable: 04/17/23 (b)		325,000		318,500
5.500%, due 12/15/29, Callable: 12/15/24 (b)		125,000		118,437
4.625%, due 04/15/30, Callable: 04/15/25 (b)		32,000		28,680
4.500%, due 09/15/31, Callable: 09/15/26 (b)		5,000		4,388
Primo Water Holdings, Inc.
4.375%, due 04/30/29, Callable: 04/30/24 (b)		25,000		21,813
Quanta Services, Inc.
2.350%, due 01/15/32, Callable: 10/15/31		150,000		118,604
Simmons Foods, Inc.
4.625%, due 03/01/29, Callable: 03/01/24 (b)		25,000		20,250
Smithfield Foods, Inc.
4.250%, due 02/01/27, Callable: 11/01/26 (b)		195,000		181,899
3.000%, due 10/15/30, Callable: 07/15/30 (b)		10,000		7,983
Spectrum Brands, Inc.
5.750%, due 07/15/25, Callable: 05/01/23 (e)		25,000		24,688
Sysco Corp.
5.950%, due 04/01/30, Callable: 01/01/30		100,000		107,193
Teleflex, Inc.
4.250%, due 06/01/28, Callable: 06/01/23 (b)		20,000		18,850
Tenet Healthcare Corp.
6.250%, due 02/01/27, Callable: 05/01/23		20,000		19,700
6.125%, due 10/01/28, Callable: 10/01/23		25,000		23,875
6.125%, due 06/15/30, Callable: 06/15/25 (b)		45,000		44,325
The ADT Security Corp.
4.125%, due 08/01/29, Callable: 08/01/28 (b)		25,000		22,281
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24, Callable: 06/12/24	EUR	100,000		104,315
1.400%, due 01/23/26, Callable: 11/23/25	EUR	115,000		118,231
0.500%, due 03/01/28, Callable: 12/01/27	EUR	100,000		94,913
Triton Water Holdings, Inc.
6.250%, due 04/01/29, Callable: 04/01/24 (b)		$25,000		19,813
United Natural Foods, Inc.
6.750%, due 10/15/28, Callable: 10/15/23 (b)		50,000		46,500
United Rentals North America, Inc.
4.875%, due 01/15/28, Callable: 04/11/23		185,000		176,906
6.000%, due 12/15/29, Callable: 12/15/25 (b)		150,000		152,063
4.000%, due 07/15/30, Callable: 07/15/25		110,000		98,450
3.875%, due 02/15/31, Callable: 08/15/25		230,000		202,975
3.750%, due 01/15/32, Callable: 07/15/26		25,000		21,531
UnitedHealth Group, Inc.
0.550%, due 05/15/24, Callable: 04/11/23		90,000		85,843
5.050%, due 04/15/53, Callable: 10/15/52		80,000		80,943
4.950%, due 05/15/62, Callable: 11/15/61		45,000		43,614
Varex Imaging Corp.
7.875%, due 10/15/27, Callable: 10/15/23 (b)		25,000		24,500
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26, Callable: 05/01/23 (b)		45,000		42,581
Williams Scotsman International, Inc.
4.625%, due 08/15/28, Callable: 08/15/23 (b)		25,000		22,750
				7,252,942
Energy - 2.0%
Antero Midstream Partners LP
5.750%, due 03/01/27, Callable: 04/17/23 (b)		45,000		43,762
Antero Resources Corp.
5.375%, due 03/01/30, Callable: 03/01/25 (b)		20,000		18,600
Archrock Partners LP
6.250%, due 04/01/28, Callable: 05/01/23 (b)		25,000		23,812
Ascent Resources Utica Holdings LLC
5.875%, due 06/30/29, Callable: 09/01/24 (b)		15,000		13,237
BP Capital Markets America, Inc.
2.939%, due 06/04/51, Callable: 12/04/50		145,000		100,490
Callon Petroleum Co.
7.500%, due 06/15/30, Callable: 06/15/25 (b)		30,000		28,200
Cheniere Energy Partners LP
4.500%, due 10/01/29, Callable: 10/01/24		75,000		69,900
4.000%, due 03/01/31, Callable: 03/01/26		295,000		262,181
Chesapeake Energy Corp.
5.875%, due 02/01/29, Callable: 02/05/24 (b)		50,000		47,500
6.750%, due 04/15/29, Callable: 04/15/24 (b)		25,000		24,812
Chord Energy Corp.
6.375%, due 06/01/26, Callable: 06/01/23 (b)(e)		25,000		24,625
CNX Midstream Partners LP
4.750%, due 04/15/30, Callable: 04/15/25 (b)		25,000		21,000
CNX Resources Corp.
6.000%, due 01/15/29, Callable: 01/15/24 (b)		35,000		32,725
7.375%, due 01/15/31, Callable: 01/15/26 (b)		20,000		19,700
Continental Resources, Inc.
5.750%, due 01/15/31, Callable: 07/15/30 (b)		307,000		293,952
2.875%, due 04/01/32, Callable: 01/01/32 (b)		246,000		189,113
Crescent Energy Finance LLC
7.250%, due 05/01/26, Callable: 05/01/23 (b)		25,000		23,500
Crestwood Midstream Partners LP
5.750%, due 04/01/25, Callable: 05/01/23		25,000		24,375
Delek Logistics Partners LP
6.750%, due 05/15/25, Callable: 05/01/23		25,000		24,531
Devon Energy Corp.
5.250%, due 10/15/27, Callable: 04/11/23		17,000		16,967
DT Midstream, Inc.
4.125%, due 06/15/29, Callable: 06/15/24 (b)		25,000		21,750
Earthstone Energy Holdings LLC
8.000%, due 04/15/27, Callable: 04/15/24 (b)		25,000		24,438
Encino Acquisition Partners Holdings LLC
8.500%, due 05/01/28, Callable: 05/01/24 (b)		25,000		21,875
Energy Transfer LP
4.750%, due 01/15/26, Callable: 10/15/25		110,000		108,469
7.125%, Perpetual, Callable: 05/15/30 (5 Year CMT Rate + 5.306%) (a)		175,000		146,055
EQM Midstream Partners LP
6.000%, due 07/01/25, Callable: 04/01/25 (b)		4,000		3,890
4.750%, due 01/15/31, Callable: 07/15/30 (b)		65,000		53,788
EQT Corp.
3.900%, due 10/01/27, Callable: 07/01/27		67,000		62,310
3.625%, due 05/15/31, Callable: 05/15/30 (b)(e)		590,000		511,088
Hess Midstream Operations LP
5.125%, due 06/15/28, Callable: 06/15/23 (b)		45,000		42,750
4.250%, due 02/15/30, Callable: 02/15/25 (b)		85,000		75,013
Hilcorp Energy I LP
6.250%, due 11/01/28, Callable: 11/01/23 (b)		35,000		33,338
5.750%, due 02/01/29, Callable: 02/01/24 (b)		50,000		46,250
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27, Callable: 01/15/24 (b)		25,000		23,500
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		105,000		116,946
Kinder Morgan, Inc.
5.300%, due 12/01/34, Callable: 06/01/34		55,000		53,685
Murphy Oil Corp.
6.375%, due 07/15/28, Callable: 07/15/24		25,000		24,500
NGL Energy Operating LLC
7.500%, due 02/01/26, Callable: 05/01/23 (b)		55,000		52,800
Occidental Petroleum Corp.
3.400%, due 04/15/26, Callable: 01/15/26		47,000		44,533
3.200%, due 08/15/26, Callable: 06/15/26		31,000		28,365
6.625%, due 09/01/30, Callable: 03/01/30		340,000		357,850
6.125%, due 01/01/31, Callable: 07/01/30		180,000		186,750
7.500%, due 05/01/31		70,000		77,175
Ovintiv, Inc.
6.500%, due 08/15/34		190,000		191,178
6.500%, due 02/01/38		115,000		114,038
Permian Resources Operating LLC
5.875%, due 07/01/29, Callable: 07/01/24 (b)		25,000		23,312
Phillips 66
4.950%, due 12/01/27, Callable: 11/01/27		40,000		40,120
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26		105,000		104,475
Southwestern Energy Co.
5.950%, due 01/23/25, Callable: 10/23/24		3,000		2,985
5.375%, due 02/01/29, Callable: 02/01/24		60,000		56,625
4.750%, due 02/01/32, Callable: 02/01/27		30,000		26,325
SunCoke Energy, Inc.
4.875%, due 06/30/29, Callable: 06/30/24 (b)		65,000		55,738
Sunoco LP
6.000%, due 04/15/27, Callable: 05/01/23		35,000		34,475
4.500%, due 05/15/29, Callable: 05/15/24		40,000		36,400
The Williams Cos., Inc.
3.500%, due 11/15/30, Callable: 08/15/30		30,000		27,080
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30, Callable: 02/15/30		30,000		27,116
USA Compression Partners LP
6.875%, due 09/01/27, Callable: 05/01/23		25,000		23,875
Western Midstream Operating LP
4.300%, due 02/01/30, Callable: 11/01/29		210,000		191,625
5.450%, due 04/01/44, Callable: 10/01/43		25,000		21,750
				4,397,217
Financial - 4.8%
Air Lease Corp.
1.875%, due 08/15/26, Callable: 07/15/26		105,000		92,593
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51, Callable: 11/18/50		150,000		93,224
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27, Callable: 05/01/23 (b)		30,000		27,825
Ally Financial, Inc.
6.700%, due 02/14/33, Callable: 11/16/32		25,000		22,061
American Express Co.
3.950%, due 08/01/25, Callable: 07/01/25		146,000		143,157
5.850%, due 11/05/27, Callable: 10/05/27		100,000		104,867
American Tower Corp.
1.950%, due 05/22/26, Callable: 02/22/26	EUR	100,000		101,837
0.500%, due 01/15/28, Callable: 10/15/27	EUR	100,000		90,428
AmWINS Group, Inc.
4.875%, due 06/30/29, Callable: 06/30/24 (b)		$40,000		35,400
Aretec Escrow Issuer, Inc.
7.500%, due 04/01/29, Callable: 04/01/24 (b)		25,000		20,437
Athene Global Funding
4.648%, due 08/19/24 (SOFR Index + 0.560%) (a)(b)		245,000		240,030
Bank of America Corp.
1.530%, due 12/06/25, Callable: 12/06/24 (SOFR Rate + 0.650%) (a)		252,000		236,103
3.384%, due 04/02/26, Callable: 04/02/25 (SOFR Rate + 1.330%) (a)		1,130,000		1,083,991
2.687%, due 04/22/32, Callable: 04/22/31 (SOFR Rate + 1.320%) (a)		28,000		23,338
4.571%, due 04/27/33, Callable: 04/27/32 (SOFR Rate + 1.830%) (a)		5,000		4,743
5.015%, due 07/22/33, Callable: 07/22/32 (SOFR Rate + 2.160%) (a)		3,000		2,960
2.482%, due 09/21/36, Callable: 09/21/31 (5 Year CMT Rate + 1.200%) (a)		215,000		162,763
3.846%, due 03/08/37, Callable: 03/08/32 (5 Year CMT Rate + 2.000%) (a)		18,000		15,342
4.375%, Perpetual, Callable: 01/27/27 (5 Year CMT Rate + 2.760%) (a)		7,000		5,915
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39, Callable: 03/19/39	GBP	120,000		106,318
Berkshire Hathaway, Inc.
0.000%, due 03/12/25, Callable: 02/12/25	EUR	200,000		202,536
BroadStreet Partners, Inc.
5.875%, due 04/15/29, Callable: 04/15/24 (b)		$25,000		21,187
Burford Capital Global Finance LLC
6.875%, due 04/15/30, Callable: 04/15/25 (b)		25,000		21,312
Capital One Financial Corp.
4.166%, due 05/09/25, Callable: 05/09/24 (SOFR Rate + 1.370%) (a)		203,000		196,336
Chubb INA Holdings, Inc.
0.300%, due 12/15/24, Callable: 11/15/24	EUR	160,000		163,401
Citigroup, Inc.
3.057%, due 01/25/33, Callable: 01/25/32 (SOFR Rate + 1.351%) (a)		$190,000		160,271
Corebridge Financial, Inc.
6.875%, due 12/15/52, Callable: 09/15/27 (5 Year CMT Rate + 3.846%) (a)(b)		171,000		151,805
Crown Castle, Inc.
3.650%, due 09/01/27, Callable: 06/01/27		110,000		103,828
2.250%, due 01/15/31, Callable: 10/15/30		40,000		33,207
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28, Callable: 05/15/23 (b)		25,000		22,312
Discover Financial Services
4.100%, due 02/09/27, Callable: 11/09/26		145,000		136,022
Freedom Mortgage Corp.
8.250%, due 04/15/25, Callable: 05/01/23 (b)		15,000		13,856
6.625%, due 01/15/27, Callable: 01/15/24 (b)		10,000		7,688
GTCR AP Finance, Inc.
8.000%, due 05/15/27, Callable: 05/01/23 (b)		40,000		38,300
Host Hotels & Resorts LP
3.375%, due 12/15/29, Callable: 09/15/29		65,000		56,041
3.500%, due 09/15/30, Callable: 06/15/30		195,000		165,157
Invitation Homes Operating Partnership LP
2.700%, due 01/15/34, Callable: 10/15/33		140,000		107,044
Iron Mountain, Inc.
4.500%, due 02/15/31, Callable: 02/15/26 (b)		25,000		21,312
JPMorgan Chase & Co.
2.083%, due 04/22/26, Callable: 04/22/25 (SOFR Rate + 1.850%) (a)		791,000		744,723
4.851%, due 07/25/28, Callable: 07/25/27 (SOFR Rate + 1.990%) (a)		50,000		49,916
2.963%, due 01/25/33, Callable: 01/25/32 (SOFR Rate + 1.260%) (a)		245,000		208,333
5.717%, due 09/14/33, Callable: 09/14/32 (SOFR Rate + 2.580%) (a)		73,000		74,621
Ladder Capital Finance Holdings LLLP
4.750%, due 06/15/29, Callable: 06/15/24 (b)		25,000		18,031
LPL Holdings, Inc.
4.000%, due 03/15/29, Callable: 03/15/24 (b)		25,000		22,500
MetLife, Inc.
5.250%, due 01/15/54, Callable: 07/15/53		110,000		106,584
Midcap Financial Issuer Trust
6.500%, due 05/01/28, Callable: 05/01/24 (b)		15,000		12,413
Morgan Stanley
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (a)		611,000		576,781
4.679%, due 07/17/26, Callable: 07/17/25 (SOFR Rate + 1.669%) (a)		346,000		341,085
0.985%, due 12/10/26, Callable: 12/10/25 (SOFR Rate + 0.720%) (a)		499,000		442,057
2.484%, due 09/16/36, Callable: 09/16/31 (SOFR Rate + 1.360%) (a)		245,000		185,551
MPT Operating Partnership LP
3.500%, due 03/15/31, Callable: 03/15/26		25,000		16,781
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30, Callable: 12/15/25 (b)		25,000		19,125
5.750%, due 11/15/31, Callable: 11/15/26 (b)		50,000		38,375
Navient Corp.
5.000%, due 03/15/27, Callable: 09/15/26		20,000		17,400
4.875%, due 03/15/28, Callable: 06/15/27		25,000		21,031
Northern Trust Corp.
6.125%, due 11/02/32, Callable: 08/02/32		17,000		18,111
OneMain Finance Corp.
6.625%, due 01/15/28, Callable: 07/15/27		65,000		59,394
Park Intermediate Holdings LLC
5.875%, due 10/01/28, Callable: 10/01/23 (b)		25,000		23,031
4.875%, due 05/15/29, Callable: 05/15/24 (b)		35,000		30,100
PennyMac Financial Services, Inc.
4.250%, due 02/15/29, Callable: 02/15/24 (b)		55,000		43,656
PRA Group, Inc.
5.000%, due 10/01/29, Callable: 10/01/24 (b)		25,000		20,813
Realogy Group LLC
5.750%, due 01/15/29, Callable: 01/15/24 (b)		25,000		18,656
5.250%, due 04/15/30, Callable: 04/15/25 (b)		30,000		21,750
RLJ Lodging Trust LP
4.000%, due 09/15/29, Callable: 09/15/24 (b)		25,000		20,875
Santander Holdings USA, Inc.
2.490%, due 01/06/28, Callable: 01/06/27 (SOFR Rate + 1.249%) (a)		120,000		104,091
SBA Communications Corp.
3.875%, due 02/15/27, Callable: 04/11/23		430,000		406,350
3.125%, due 02/01/29, Callable: 02/01/24		220,000		191,387
Synchrony Financial
2.875%, due 10/28/31, Callable: 07/28/31		220,000		157,072
The Goldman Sachs Group, Inc.
1.375%, due 05/15/24, Callable: 05/15/23	EUR	150,000		158,298
5.608%, due 09/10/27, Callable: 09/10/26 (SOFR Rate + 0.820%) (a)		215,000		209,330
0.250%, due 01/26/28, Callable: 10/26/27	EUR	15,000		13,561
2.000%, due 11/01/28	EUR	63,000		61,617
The PNC Financial Services Group, Inc.
6.000%, Perpetual, Callable: 05/15/27 (5 Year CMT Rate + 3.000%) (a)		$46,000		42,435
6.250%, Perpetual, Callable: 03/15/30 (7 Year CMT Rate + 2.808%) (a)		278,000		256,872
Truist Financial Corp.
5.100%, due 03/01/61, Callable: 03/01/30 (10 Year CMT Rate + 4.349%) (a)		28,000		24,360
4.800%, due 06/01/67, Callable: 09/01/24 (5 Year CMT Rate + 3.003%) (a)		20,000		17,550
United Wholesale Mortgage LLC
5.750%, due 06/15/27, Callable: 06/15/24 (b)		25,000		22,188
Uniti Group LP
6.000%, due 01/15/30, Callable: 01/15/25 (b)		25,000		14,625
US Bancorp
0.850%, due 06/07/24	EUR	295,000		306,108
3.700%, Perpetual, Callable: 01/15/27 (5 Year CMT Rate + 2.541%) (a)		$195,000		151,146
VICI Properties LP
4.625%, due 12/01/29, Callable: 12/01/24 (b)		155,000		141,437
4.125%, due 08/15/30, Callable: 02/15/25 (b)		165,000		145,819
5.125%, due 05/15/32, Callable: 02/15/32		175,000		163,625
Wells Fargo & Co.
4.540%, due 08/15/26, Callable: 08/15/25 (SOFR Rate + 1.560%) (a)		519,000		509,745
4.808%, due 07/25/28, Callable: 07/25/27 (SOFR Rate + 1.980%) (a)		45,000		44,476
4.650%, due 11/04/44		125,000		108,028
Welltower OP LLC
2.050%, due 01/15/29, Callable: 11/15/28		130,000		107,809
Willis North America, Inc.
4.500%, due 09/15/28, Callable: 06/15/28		105,000		101,260
XHR LP
4.875%, due 06/01/29, Callable: 06/01/24 (b)		25,000		21,188
				10,867,017
Industrial - 1.5%
Advanced Drainage Systems, Inc.
6.375%, due 06/15/30, Callable: 07/15/25 (b)		55,000		54,038
AECOM
5.125%, due 03/15/27, Callable: 12/15/26		255,000		249,263
Ball Corp.
4.875%, due 03/15/26, Callable: 12/15/25		175,000		173,250
6.875%, due 03/15/28, Callable: 11/15/24		295,000		305,325
2.875%, due 08/15/30, Callable: 05/15/30		215,000		180,063
Berry Global, Inc.
5.625%, due 07/15/27, Callable: 05/01/23 (b)		180,000		177,525
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 02/01/26, Callable: 05/01/23 (b)		25,000		23,406
Builders FirstSource, Inc.
5.000%, due 03/01/30, Callable: 03/01/25 (b)		25,000		23,125
6.375%, due 06/15/32, Callable: 06/15/27 (b)		25,000		25,094
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28, Callable: 04/17/23 (b)		25,000		22,000
Chart Industries, Inc.
7.500%, due 01/01/30, Callable: 01/01/26 (b)		25,000		25,750
Clean Harbors, Inc.
6.375%, due 02/01/31, Callable: 02/01/26 (b)		25,000		25,406
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29, Callable: 04/15/25 (b)		40,000		38,500
CSX Corp.
3.800%, due 11/01/46, Callable: 05/01/46		145,000		118,703
Energizer Holdings, Inc.
4.750%, due 06/15/28, Callable: 06/15/23 (b)		20,000		18,050
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28, Callable: 05/01/24 (b)		25,000		22,625
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29, Callable: 06/01/24 (b)		25,000		21,063
GrafTech Finance, Inc.
4.625%, due 12/15/28, Callable: 12/15/23 (b)		25,000		21,000
Graham Packaging Co., Inc.
7.125%, due 08/15/28, Callable: 08/15/23 (b)		25,000		21,625
Griffon Corp.
5.750%, due 03/01/28, Callable: 05/01/23		30,000		27,825
Howmet Aerospace, Inc.
5.900%, due 02/01/27		25,000		25,500
Imola Merger Corp.
4.750%, due 05/15/29, Callable: 05/15/24 (b)		25,000		22,375
Koppers, Inc.
6.000%, due 02/15/25, Callable: 04/11/23 (b)		25,000		24,906
Madison IAQ LLC
4.125%, due 06/30/28, Callable: 06/30/24 (b)		35,000		30,275
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28, Callable: 07/15/23 (b)		25,000		23,875
Owens Corning
4.400%, due 01/30/48, Callable: 07/30/47		145,000		118,672
Packaging Corp. of America
3.000%, due 12/15/29, Callable: 09/15/29		135,000		120,615
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27		60,000		58,794
Penske Truck Leasing Co. LP
4.200%, due 04/01/27, Callable: 01/01/27 (b)		120,000		114,465
PGT Innovations, Inc.
4.375%, due 10/01/29, Callable: 10/01/24 (b)		25,000		22,656
Raytheon Technologies Corp.
3.030%, due 03/15/52, Callable: 09/15/51		90,000		64,701
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29, Callable: 10/15/24 (b)		25,000		22,156
Sealed Air Corp.
4.000%, due 12/01/27, Callable: 09/01/27 (b)		25,000		23,281
5.000%, due 04/15/29, Callable: 04/15/25 (b)		100,000		94,250
Sensata Technologies, Inc.
3.750%, due 02/15/31, Callable: 02/15/26 (b)		25,000		21,750
Standard Industries, Inc.
3.375%, due 01/15/31, Callable: 07/15/25 (b)		25,000		20,000
The Boeing Co.
5.040%, due 05/01/27, Callable: 03/01/27		225,000		226,120
2.950%, due 02/01/30, Callable: 11/01/29		130,000		114,128
5.150%, due 05/01/30, Callable: 02/01/30		570,000		573,442
TransDigm, Inc.
5.500%, due 11/15/27, Callable: 05/01/23		50,000		46,875
Weekley Homes LLC
4.875%, due 09/15/28, Callable: 09/15/23 (b)		25,000		21,250
WRKCo, Inc.
3.750%, due 03/15/25, Callable: 01/15/25		110,000		106,805
				3,470,527
Technology - 1.0%
Apple, Inc.
0.875%, due 05/24/25, Callable: 02/24/25	EUR	115,000		119,065
AthenaHealth Group, Inc.
6.500%, due 02/15/30, Callable: 02/15/25 (b)		$45,000		36,225
Broadcom, Inc.
3.500%, due 02/15/41, Callable: 08/15/40 (b)		275,000		207,376
CDW LLC
4.250%, due 04/01/28, Callable: 05/01/23		165,000		153,450
3.250%, due 02/15/29, Callable: 08/15/23		25,000		21,875
Clarivate Science Holdings Corp.
4.875%, due 07/01/29, Callable: 06/30/24 (b)		25,000		22,188
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28, Callable: 10/15/26 (b)		25,000		20,531
Dell International LLC
8.350%, due 07/15/46, Callable: 01/15/46		110,000		132,246
Entegris, Inc.
3.625%, due 05/01/29, Callable: 05/01/24 (b)		25,000		21,563
Fidelity National Information Services, Inc.
1.500%, due 05/21/27, Callable: 02/21/27	EUR	210,000		206,967
1.000%, due 12/03/28, Callable: 09/03/28	EUR	100,000		92,997
Fiserv, Inc.
1.125%, due 07/01/27, Callable: 04/01/27	EUR	100,000		96,781
Hewlett Packard Enterprise Co.
5.900%, due 10/01/24		$40,000		40,490
McAffe, Inc.
7.375%, due 02/15/30, Callable: 02/15/25 (b)		25,000		20,844
MSCI, Inc.
3.625%, due 09/01/30, Callable: 03/01/25 (b)		340,000		294,525
3.875%, due 02/15/31, Callable: 06/01/25 (b)		155,000		137,562
3.625%, due 11/01/31, Callable: 11/01/26 (b)		166,000		142,138
3.250%, due 08/15/33, Callable: 08/15/27 (b)		80,000		64,900
NCR Corp.
5.125%, due 04/15/29, Callable: 04/15/24 (b)		25,000		21,625
NetApp, Inc.
1.875%, due 06/22/25, Callable: 05/22/25		115,000		107,202
Oracle Corp.
6.250%, due 11/09/32, Callable: 08/09/32		45,000		48,288
3.800%, due 11/15/37, Callable: 05/15/37		116,000		96,405
3.600%, due 04/01/50, Callable: 10/01/49		110,000		77,703
3.950%, due 03/25/51, Callable: 09/25/50		44,000		33,038
Playtika Holding Corp.
4.250%, due 03/15/29, Callable: 03/15/24 (b)		25,000		20,906
Qorvo, Inc.
1.750%, due 12/15/24, Callable: 04/11/23 (b)		45,000		41,906
Rackspace Technology Global, Inc.
5.375%, due 12/01/28, Callable: 12/01/23 (b)		5,000		1,881
Veritas US, Inc.
7.500%, due 09/01/25, Callable: 05/01/23 (b)		10,000		7,525
Virtusa Corp.
7.125%, due 12/15/28, Callable: 12/15/23 (b)		25,000		19,625
				2,307,827
Utilities - 1.3%
AEP Transmission Co. LLC
5.400%, due 03/15/53, Callable: 09/15/52		40,000		41,412
Brazos Securitization LLC
5.014%, due 03/01/34 (b)		200,000		200,561
Calpine Corp.
4.625%, due 02/01/29, Callable: 02/01/24 (b)		15,000		12,919
Dominion Energy, Inc.
4.650%, due 06/15/25, Callable: 12/15/24 (5 Year CMT Rate + 2.993%) (a)		128,000		112,320
DPL, Inc.
4.125%, due 07/01/25, Callable: 04/01/25		270,000		258,187
DTE Energy Co.
4.220%, due 11/01/25		50,000		49,281
Duke Energy Carolinas LLC
3.550%, due 03/15/52, Callable: 09/15/51		40,000		31,157
Duke Energy Corp.
4.875%, due 03/16/25, Callable: 09/16/24 (5 Year CMT Rate + 3.388%) (a)		51,000		48,578
4.300%, due 03/15/28, Callable: 02/15/28		70,000		68,201
Duke Energy Florida LLC
5.950%, due 11/15/52, Callable: 05/15/52		30,000		33,439
Duke Energy Indiana LLC
3.250%, due 10/01/49, Callable: 04/01/49		53,000		38,724
Essential Utilities, Inc.
2.704%, due 04/15/30, Callable: 01/15/30		120,000		103,055
Exelon Corp.
5.150%, due 03/15/28, Callable: 02/15/28 (e)		70,000		71,021
4.100%, due 03/15/52, Callable: 09/15/51		35,000		28,722
FirstEnergy Corp.
4.150%, due 07/15/27, Callable: 04/15/27		230,000		219,363
7.375%, due 11/15/31		320,000		360,927
Monongahela Power Co.
5.400%, due 12/15/43, Callable: 06/15/43 (b)		85,000		84,822
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28, Callable: 02/15/28		50,000		50,465
4.750%, due 04/30/43, Callable: 05/01/23 (3 Month U.S. LIBOR + 2.910%) (a)		167,000		161,155
NextEra Energy Capital Holdings, Inc.
6.051%, due 03/01/25		117,000		118,901
5.650%, due 05/01/79, Callable: 05/01/29 (3 Month U.S. LIBOR + 3.156%) (a)		110,000		96,250
NRG Energy, Inc.
3.625%, due 02/15/31, Callable: 02/15/26 (b)		35,000		28,088
Pacific Gas and Electric Co.
2.500%, due 02/01/31, Callable: 11/01/30		130,000		105,233
Pike Corp.
5.500%, due 09/01/28, Callable: 09/01/23 (b)		70,000		60,900
South Jersey Industries, Inc.
5.020%, due 04/15/31		109,000		91,504
The AES Corp.
3.950%, due 07/15/30, Callable: 04/15/30 (b)		30,000		26,935
The Brooklyn Union Gas Co.
4.487%, due 03/04/49, Callable: 09/04/48 (b)		125,000		101,496
The Southern Co.
4.475%, due 08/01/24		102,000		100,509
4.000%, due 01/15/51, Callable: 10/15/25 (5 Year CMT Rate + 3.733%) (a)		130,000		119,600
3.750%, due 09/15/51, Callable: 06/15/26 (5 Year CMT Rate + 2.915%) (a)		115,000		96,744
Virginia Electric and Power Co.
3.750%, due 05/15/27, Callable: 04/15/27		45,000		43,682
Vistra Operations Co. LLC
5.625%, due 02/15/27, Callable: 04/11/23 (b)		25,000		24,188
				2,988,339
Total Corporate Bonds (Cost $50,062,265)				45,203,642

FOREIGN BONDS - 22.1%
Australia - 0.9%
Asian Development Bank
3.000%, due 10/14/26	AUD	130,000		84,920
Australia Government Bond
0.500%, due 09/21/26	AUD	155,000		95,212
1.000%, due 12/21/30	AUD	205,000		116,063
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31, Callable: 01/01/31 (b)		$90,000		77,400
Inter-American Development Bank
2.750%, due 10/30/25	AUD	115,000		75,073
2.700%, due 01/29/26	AUD	135,000		87,743
International Finance Corp.
3.600%, due 02/24/26	AUD	310,000		206,701
Macquarie Group Ltd.
5.108%, due 08/09/26, Callable: 08/09/25 (SOFR Rate + 2.208%) (a)(b)		$130,000		130,051
New South Wales Treasury Corp.
1.250%, due 03/20/25	AUD	325,000		208,448
3.000%, due 05/20/27	AUD	380,000		249,639
1.500%, due 02/20/32	AUD	590,000		320,769
Nufarm Australia Ltd.
5.000%, due 01/27/30, Callable: 01/27/25 (b)		$20,000		17,600
Queensland Treasury Corp.
2.750%, due 08/20/27 (b)	AUD	190,000		123,431
Western Australian Treasury Corp.
1.500%, due 10/22/30	AUD	355,000		202,113
Westpac Banking Corp.
3.020%, due 11/18/36, Callable: 11/18/31 (5 Year CMT Rate + 1.530%) (a)		$130,000		101,587
				2,096,750
Austria - 0.1%
Republic of Austria Government Bond
0.500%, due 02/20/29 (b)	EUR	140,000		133,110

Bermuda - 0.1%
Digicel Group Holdings Ltd.
8.000%, due 04/01/25, Callable: 04/17/23 (b)		$68,299		26,713
Digicel Group Holdings Ltd. CVRT
7.000%, due 12/29/49, Callable: 04/17/23 (b)		98,893		9,889
NCL Corp Ltd.
5.875%, due 02/15/27, Callable: 02/15/24 (b)		30,000		27,825
7.750%, due 02/15/29, Callable: 11/15/28 (b)		25,000		21,187
Triton Container International Ltd.
3.250%, due 03/15/32, Callable: 12/15/31		130,000		102,591
Viking Cruises Ltd.
13.000%, due 05/15/25, Callable: 04/17/23 (b)		10,000		10,563
5.875%, due 09/15/27, Callable: 05/01/23 (b)		90,000		77,175
Weatherford International Ltd.
6.500%, due 09/15/28, Callable: 09/15/24 (b)		30,000		29,925
8.625%, due 04/30/30, Callable: 10/30/24 (b)		25,000		25,250
				331,118
Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie B
6.000%, due 08/15/50	BRL	380		299,211
6.000%, due 05/15/55	BRL	350		280,248
Brazil Notas do Tesouro Nacional Serie F
10.000%, due 01/01/25	BRL	2,210		423,009
10.000%, due 01/01/27	BRL	325		60,213
Brazilian Government International Bond
5.625%, due 02/21/47		$500,000		417,500
Globo Comunicacao e Participacoes SA
5.500%, due 01/14/32 (b)		200,000		160,000
Natura Cosmeticos SA
4.125%, due 05/03/28, Callable: 03/03/28 (b)		200,000		162,750
Simpar Finance S.a.r.l
10.750%, due 02/12/28, Callable: 02/12/25 (b)	BRL	590,000		83,823
				1,886,754
Britain - 1.1%
European Investment Bank
4.061%, due 06/29/23 (SONIA Rate + 0.350%) (a)	GBP	200,000		246,869
International Finance Corp.
2.550%, due 09/18/23	CNY	720,000		104,493
Lloyds Banking Group PLC
8.000%, Perpetual, Callable: 09/27/29 (5 Year CMT Rate + 3.913%) (a)		$319,000		290,290
MARB BondCo PLC
3.950%, due 01/29/31, Callable: 01/29/26 (b)		400,000		304,278
Nordic Investment Bank
1.875%, due 04/10/24	NOK	980,000		91,814
Royalty Pharma PLC
3.300%, due 09/02/40, Callable: 03/02/40		$160,000		115,886
United Kingdom Gilt
0.250%, due 01/31/25	GBP	75,000		86,506
4.250%, due 12/07/27	GBP	160,000		204,480
Vedanta Resources Finance II PLC
9.250%, due 04/23/26, Callable: 05/01/23 (b)		$200,000		120,500
Virgin Media Finance PLC
5.000%, due 07/15/30, Callable: 07/15/25 (b)		200,000		162,750
Virgin Media Secured Finance PLC
5.500%, due 05/15/29, Callable: 05/15/24 (b)		276,000		253,575
4.500%, due 08/15/30, Callable: 08/15/25 (b)		200,000		170,252
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31, Callable: 01/31/26 (b)	EUR	150,000		132,108
4.250%, due 01/31/31, Callable: 01/31/26 (b)		$215,000		176,031
				2,459,832
Canada - 2.8%
1011778 BC ULC
3.875%, due 01/15/28, Callable: 05/01/23 (b)		222,000		206,460
3.500%, due 02/15/29, Callable: 02/15/24 (b)		336,000		299,880
4.000%, due 10/15/30, Callable: 10/15/25 (b)		551,000		471,105
1375209 BC Ltd.
9.000%, due 01/30/28, Callable: 04/11/23 (b)		3,000		2,970
Air Canada CVRT
4.000%, due 07/01/25 (e)		100,000		117,817
Bank of Montreal
3.803%, due 12/15/32, Callable: 12/15/27 (5 Year USD Swap Rate + 1.432%) (a)		120,000		107,863
7.325%, due 11/26/82, Callable: 11/26/27 (5 Year Canadian Government Rate + 4.098%) (a)	CAD	270,000		194,784
Bausch Health Cos., Inc.
6.125%, due 02/01/27, Callable: 02/01/24 (b)		$20,000		13,000
11.000%, due 09/30/28 (b)		5,000		3,600
14.000%, due 10/15/30, Callable: 10/15/25 (b)		1,000		565
Baytex Energy Corp.
8.750%, due 04/01/27, Callable: 05/01/23 (b)		25,000		25,344
Bombardier, Inc.
7.875%, due 04/15/27, Callable: 05/01/23 (b)		10,000		10,025
7.500%, due 02/01/29, Callable: 02/01/26 (b)		10,000		10,050
Canadian Government Bond
1.500%, due 09/01/24	CAD	125,000		89,415
1.250%, due 03/01/25	CAD	675,000		477,479
2.750%, due 09/01/27	CAD	270,000		197,507
Cascades, Inc.
5.375%, due 01/15/28, Callable: 05/01/23 (b)		$25,000		23,500
Cenovus Energy, Inc.
3.500%, due 02/07/28, Callable: 12/07/27	CAD	100,000		70,404
5.250%, due 06/15/37, Callable: 12/15/36		44,000		41,178
6.750%, due 11/15/39		434,000		459,290
5.400%, due 06/15/47, Callable: 12/15/46		154,000		140,859
CPPIB Capital, Inc.
2.250%, due 12/01/31 (b)	CAD	145,000		96,429
Enbridge, Inc.
3.125%, due 11/15/29, Callable: 08/15/29		$175,000		157,151
Enerflex Ltd.
9.000%, due 10/15/27, Callable: 10/15/24 (b)		25,000		24,250
Garda World Security Corp.
7.750%, due 02/15/28, Callable: 02/15/25 (b)		25,000		24,813
6.000%, due 06/01/29, Callable: 06/01/24 (b)		35,000		27,606
GFL Environmental, Inc.
4.000%, due 08/01/28, Callable: 08/01/23 (b)		25,000		22,437
Hudbay Minerals, Inc.
4.500%, due 04/01/26, Callable: 05/01/23 (b)		25,000		23,000
Intelligent Packaging Ltd.
6.000%, due 09/15/28, Callable: 05/01/23 (b)		25,000		21,562
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	130,000		92,672
1.800%, due 01/19/27	CAD	145,000		100,725
Mattamy Group Corp.
4.625%, due 03/01/30, Callable: 03/01/25 (b)		$45,000		39,465
Open Text Corp.
3.875%, due 02/15/28, Callable: 05/01/23 (b)		25,000		22,250
Parkland Corp.
4.500%, due 10/01/29, Callable: 10/01/24 (b)		40,000		35,050
Precision Drilling Corp.
6.875%, due 01/15/29, Callable: 01/15/25 (b)		25,000		22,562
Province of Ontario Canada
1.350%, due 12/02/30	CAD	845,000		534,529
3.450%, due 06/02/45	CAD	260,000		174,007
Province of Quebec Canada
3.000%, due 09/01/23	CAD	155,000		114,003
1.500%, due 12/15/23	GBP	105,000		126,590
0.200%, due 04/07/25	EUR	200,000		203,676
Royal Bank of Canada
4.200%, Perpetual, Callable: 02/24/27 (5 Year Canadian Government Rate + 2.710%) (a)	CAD	200,000		111,936
St Marys Cement, Inc.
5.750%, due 01/28/27, Callable: 10/28/26 (b)		200,000		199,250
Superior Plus LP
4.500%, due 03/15/29, Callable: 03/15/24 (b)		40,000		35,600
Taseko Mines Ltd.
7.000%, due 02/15/26, Callable: 05/01/23 (b)		25,000		22,594
The Bank of Nova Scotia
3.450%, due 04/11/25		215,000		208,181
8.625%, due 10/27/82, Callable: 10/27/27 (5 Year CMT Rate + 4.389%) (a)		200,000		203,746
The Toronto-Dominion Bank
4.693%, due 09/15/27		265,000		261,468
8.125%, due 10/31/82, Callable: 10/31/27 (5 Year CMT Rate + 4.075%) (a)		205,000		208,588
TransAlta Corp.
7.750%, due 11/15/29, Callable: 11/15/25		25,000		26,000
TransCanada PipeLines Ltd.
4.100%, due 04/15/30, Callable: 01/15/30		310,000		290,288
				6,393,523
Cayman Islands - 0.9%
American Airlines, Inc.
5.500%, due 04/20/26 (b)		220,000		216,150
5.750%, due 04/20/29 (b)		260,000		248,950
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27, Callable: 12/15/26 (b)		195,000		173,055
Bioceanico Sovereign Certificate Ltd.
0.000%, due 06/05/34		136,993		92,470
Cosan Overseas Ltd.
8.250%, due 02/05/50, Callable: 05/05/23		200,000		199,500
CSN Inova Ventures
6.750%, due 01/28/28, Callable: 01/28/24 (b)		200,000		186,250
Delta Air Lines, Inc.
4.750%, due 10/20/28 (b)		735,000		705,930
Global Aircraft Leasing Co. Ltd.
7.250%, due 09/15/24, Callable: 05/01/23 (b)		50,072		45,065
Rutas 2 and 7 Finance Ltd.
0.000%, due 09/30/36		186,667		117,133
Transocean Poseidon Ltd.
6.875%, due 02/01/27, Callable: 05/01/23 (b)		36,563		35,740
				2,020,243
Chile - 0.4%
Chile Electricity PEC SpA
0.000%, due 01/25/28 (b)		200,000		148,350
Chile Government International Bond
3.100%, due 05/07/41, Callable: 11/07/40		400,000		299,792
Empresa Electrica Angamos SA
4.875%, due 05/25/29		113,000		101,135
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27		132,720		121,972
Inversiones La Construccion SA
4.750%, due 02/07/32, Callable: 11/07/31		200,000		158,500
				829,749
China - 0.1%
China Government Bond
1.990%, due 04/09/25	CNY	1,370,000		197,609
2.690%, due 08/12/26	CNY	910,000		132,935
				330,544
Colombia - 0.7%
Bancolombia SA
4.625%, due 12/18/29, Callable: 12/18/24 (5 Year CMT Rate + 2.944%) (a)		$200,000		168,250
Colombia Government International Bond
3.250%, due 04/22/32, Callable: 01/22/32		205,000		152,046
5.000%, due 06/15/45, Callable: 12/15/44		200,000		139,288
4.125%, due 05/15/51, Callable: 11/15/50		200,000		122,309
Ecopetrol SA
5.375%, due 06/26/26, Callable: 03/26/26		45,000		42,975
6.875%, due 04/29/30, Callable: 01/29/30		145,000		133,400
4.625%, due 11/02/31, Callable: 08/02/31		140,000		107,975
5.875%, due 05/28/45		95,000		64,719
5.875%, due 11/02/51, Callable: 05/02/51 (e)		300,000		199,125
Empresas Publicas de Medellin ESP
4.375%, due 02/15/31, Callable: 11/15/30		400,000		289,806
Oleoducto Central SA
4.000%, due 07/14/27, Callable: 05/14/27		200,000		170,832
				1,590,725
Denmark - 0.1%
Danske Bank A/S
6.466%, due 01/09/26, Callable: 01/09/25 (1 Year CMT Rate + 2.100%) (a)(b)		200,000		200,724
Nordi Investment Bank
3.000%, due 08/23/27	NOK	810,000		76,428
				277,152
Dominican Republic - 0.1%
Dominican Republic International Bond
5.875%, due 01/30/60		$150,000		114,563

France - 0.1%
Engie SA
0.375%, due 06/21/27, Callable: 03/20/27	EUR	100,000		95,706
TotalEnergies Capital International SA
3.386%, due 06/29/60, Callable: 12/29/59		$135,000		100,258
				195,964
Germany - 0.3%
Bundesrepublik Deutschland Bundesanleihe
0.000%, due 02/15/32	EUR	697,000		620,911
E.ON SE
0.375%, due 09/29/27, Callable: 06/29/27	EUR	65,000		62,098
				683,009
Greece - 0.3%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (b)	EUR	230,000		234,348
1.500%, due 06/18/30 (b)	EUR	205,000		186,338
4.200%, due 01/30/42	EUR	190,000		203,573
				624,259
Guatemala - 0.1%
Banco Industrial SA
4.875%, due 01/29/31, Callable: 01/29/26 (5 Year CMT Rate + 4.442%) (a)		$150,000		138,750
CT Trust
5.125%, due 02/03/32, Callable: 02/03/27		200,000		165,250
				304,000
India - 0.2%
Adani International Container Terminal Pvt Ltd.
3.000%, due 02/16/31, Callable: 08/18/30		187,500		139,687
Export-Import Bank of India
3.875%, due 02/01/28 (b)		200,000		189,334
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (b)		200,000		174,444
				503,465
Indonesia - 1.6%
Freeport Indonesia PT
5.315%, due 04/14/32, Callable: 01/01/32 (b)		200,000		187,750
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25, Callable: 04/15/25 (b)		225,000		221,625
Indonesia Government International Bond
2.625%, due 06/14/23 (b)	EUR	250,000		270,454
2.150%, due 07/18/24 (b)	EUR	150,000		159,212
3.850%, due 10/15/30		$200,000		190,946
1.100%, due 03/12/33	EUR	100,000		79,528
3.050%, due 03/12/51		200,000		147,471
Indonesia Treasury Bond
6.500%, due 06/15/25	IDR	6,493,000,000		435,104
8.375%, due 09/15/26	IDR	1,606,000,000		113,768
5.125%, due 04/15/27	IDR	1,385,000,000		88,811
6.375%, due 08/15/28	IDR	3,004,000,000		200,520
9.000%, due 03/15/29	IDR	1,457,000,000		108,888
8.750%, due 05/15/31	IDR	3,000,000,000		224,502
6.375%, due 04/15/32	IDR	6,625,000,000		432,506
6.625%, due 05/15/33	IDR	1,779,000,000		117,042
7.500%, due 06/15/35	IDR	1,015,000,000		70,521
7.500%, due 05/15/38	IDR	1,447,000,000		100,961
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (b)		$200,000		197,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (b)		250,000		238,750
				3,585,609
Ireland - 0.3%
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28, Callable: 05/15/24 (b)		200,000		173,000
C&W Senior Financing DAC
6.875%, due 09/15/27, Callable: 04/11/23		200,000		177,250
Ireland Government Bond
1.100%, due 05/15/29	EUR	45,000		44,591
Johnson Controls International PLC
0.375%, due 09/15/27, Callable: 07/15/27	EUR	100,000		93,798
LCPR Senior Secured Financing DAC
5.125%, due 07/15/29, Callable: 07/15/24 (b)		$200,000		167,250
				655,889
Israel - 0.3%
Bank Hapoalim B.M.
3.255%, due 01/21/32		200,000		165,736
Bank Leumi Le-Israel BM
3.275%, due 01/29/31, Callable: 01/29/26 (5 Year CMT Rate + 1.631%) (a)(b)		200,000		173,589
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (b)		200,000		200,032
3.750%, due 02/22/32 (b)		200,000		174,959
				714,316
Italy - 0.1%
Republic of Italy Government International Bond
1.250%, due 02/17/26		200,000		178,575

Japan - 0.4%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	93,200,000		704,747
0.005%, due 03/20/27	JPY	25,000,000		188,162
				892,909
Jersey - 0.1%
Adient Global Holdings Ltd.
8.250%, due 04/15/31, Callable: 04/15/26 (b)		$25,000		25,687
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (b)		184,932		159,386
				185,073
Liberia - 0.1%
Royal Caribbean Cruises Ltd.
11.625%, due 08/15/27, Callable: 08/15/24 (b)		60,000		64,200
5.500%, due 04/01/28, Callable: 10/01/27 (b)		295,000		258,862
				323,062
Luxembourg - 1.2%
Allergan Funding SCS
1.250%, due 06/01/24, Callable: 03/01/24	EUR	100,000		104,438
2.625%, due 11/15/28, Callable: 08/15/28	EUR	100,000		98,992
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26, Callable: 03/04/26	EUR	245,000		246,326
DH Europe Finance II Sarl
0.450%, due 03/18/28, Callable: 12/18/27	EUR	310,000		290,567
FS Luxembourg Sarl
10.000%, due 12/15/25, Callable: 12/15/23 (b)		$200,000		198,750
JBS USA LUX SA
3.625%, due 01/15/32, Callable: 01/15/27 (b)		200,000		166,000
5.750%, due 04/01/33, Callable: 01/01/33 (b)		170,000		162,562
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31 (b)		193,250		151,218
7.250%, due 06/30/31		193,250		148,078
Millicom International Cellular SA
4.500%, due 04/27/31, Callable: 04/27/26 (b)		200,000		160,000
Movida Europe SA
5.250%, due 02/08/31, Callable: 02/08/26		200,000		145,500
Petrorio Luxembourg Trading Sarl
6.125%, due 06/09/26, Callable: 06/09/24 (b)		200,000		185,250
Rede D'or Finance Sarl
4.950%, due 01/17/28, Callable: 10/17/27 (b)		200,000		179,750
Simpar Europe SA
5.200%, due 01/26/31, Callable: 01/26/26		200,000		144,250
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29, Callable: 10/30/24 (b)		50,000		40,750
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (b)	BRL	1,750,056		305,600
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		22,563
Trinseo Materials Operating SCA
5.125%, due 04/01/29, Callable: 04/01/24 (b)		20,000		12,200
				2,762,794
Malaysia - 0.5%
Malaysia Government Bond
3.882%, due 03/14/25	MYR	805,000		184,759
3.906%, due 07/15/26	MYR	865,000		199,267
3.900%, due 11/30/26	MYR	360,000		82,932
3.899%, due 11/16/27	MYR	975,000		224,280
3.733%, due 06/15/28	MYR	400,000		91,014
3.844%, due 04/15/33	MYR	980,000		219,327
3.828%, due 07/05/34	MYR	360,000		79,627
				1,081,206
Malta - 0.0% (f)
VistaJet Malta Finance PLC
6.375%, due 02/01/30, Callable: 02/01/25 (b)		$25,000		22,375

Mauritius - 0.2%
Greenko Wind Projects Mauritius Ltd.
5.500%, due 04/06/25, Callable: 04/06/24 (b)		205,000		193,725
Network i2i Ltd.
5.650%, Perpetual, Callable: 01/15/25 (5 Year CMT Rate + 4.274%) (a)		200,000		188,000
UPL Corp. Ltd.
4.625%, due 06/16/30		200,000		164,750
				546,475
Mexico - 2.1%
Banco Mercantil del Norte SA
6.625%, Perpetual, Callable: 01/24/32 (10 Year CMT Rate + 5.034%) (a)		300,000		234,000
Banco Nacional de Comercio Exterior SNC
2.720%, due 08/11/31, Callable: 08/11/26 (5 Year CMT Rate + 2.000%) (a)		200,000		169,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.950%, due 10/01/28, Callable: 10/01/23 (5 Year CMT Rate + 2.995%) (a)		200,000		193,500
BBVA Bancomer SA
5.350%, due 11/12/29, Callable: 11/12/24 (5 Year CMT Rate + 3.000%) (a)		200,000		190,220
Becle SAB de CV
2.500%, due 10/14/31, Callable: 07/14/31 (b)		205,000		163,691
Braskem Idesa SAPI
6.990%, due 02/20/32, Callable: 02/20/27 (b)		200,000		150,104
6.990%, due 02/20/32, Callable: 02/20/27		200,000		144,991
Cemex SAB de CV
3.875%, due 07/11/31, Callable: 07/11/26 (b)		200,000		165,500
Mexican Bonos
5.000%, due 03/06/25	MXN	100,500		508,021
7.750%, due 05/29/31	MXN	220,500		1,179,176
7.500%, due 05/26/33	MXN	98,700		516,183
Mexico Government International Bond
2.659%, due 05/24/31, Callable: 02/24/31		$200,000		167,192
3.500%, due 02/12/34, Callable: 11/12/33		350,000		297,616
4.280%, due 08/14/41, Callable: 02/14/41		400,000		327,371
Petroleos Mexicanos
6.750%, due 09/21/47		200,000		130,313
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25, Callable: 11/12/23 (b)		205,000		114,800
Unifin Financiera SAB de CV
8.875%, due 07/29/25, Callable: 01/29/25 (5 Year CMT Rate + 6.308%) (a)(d)		200,000		500
				4,652,178
Netherlands - 0.7%
Airbus SE
1.625%, due 06/09/30, Callable: 03/09/30	EUR	100,000		95,161
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		78,693
Braskem Netherlands Finance BV
5.875%, due 01/31/50 (b)		$200,000		150,000
Greenko Dutch BV
3.850%, due 03/29/26, Callable: 05/02/23 (b)(e)		188,000		168,260
Minejesa Capital BV
5.625%, due 08/10/37		400,000		311,000
Mong Duong Finance Holdings BV
5.125%, due 05/07/29, Callable: 05/07/23		250,000		210,312
MV24 Capital BV
6.748%, due 06/01/34		171,300		153,956
NXP BV
3.875%, due 06/18/26, Callable: 04/18/26		235,000		225,600
Petrobras Global Finance BV
6.750%, due 06/03/50, Callable: 12/03/49		200,000		176,500
VTR Finance NV
6.375%, due 07/15/28, Callable: 07/15/23		200,000		74,000
				1,643,482
New Zealand - 0.7%
International Bank for Reconstruction & Development
2.875%, due 11/30/26	NZD	155,000		90,480
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		139,500
New Zealand Government Bond
0.500%, due 05/15/24	NZD	645,000		384,050
0.500%, due 05/15/26	NZD	645,000		357,771
4.500%, due 04/15/27	NZD	120,000		75,448
3.500%, due 04/14/33	NZD	345,000		203,207
New Zealand Local Government Funding Agency Bond
1.500%, due 04/15/26	NZD	155,000		87,563
4.500%, due 04/15/27	NZD	270,000		166,377
				1,504,396
Norway - 0.8%
Aker BP ASA
3.750%, due 01/15/30, Callable: 10/15/29 (b)		$185,000		165,575
Kommunalbanken AS
5.250%, due 07/15/24	AUD	178,000		121,033
4.250%, due 07/16/25	AUD	184,000		124,065
Nordea Eiendomskreditt AS
3.670%, due 06/21/23 (3 Month NIBOR Rate + 0.300%) (a)	NOK	1,000,000		95,522
3.700%, due 06/19/24 (3 Month NIBOR Rate + 0.340%) (a)	NOK	1,000,000		95,666
Norway Government Bond
1.750%, due 03/13/25 (b)	NOK	3,790,000		352,727
1.500%, due 02/19/26 (b)	NOK	770,000		70,577
1.750%, due 02/17/27 (b)	NOK	1,790,000		163,616
1.250%, due 09/17/31 (b)	NOK	2,425,000		202,333
2.125%, due 05/18/32 (b)	NOK	2,470,000		220,091
Var Energi ASA
7.500%, due 01/15/28, Callable: 12/15/27 (b)		$200,000		209,678
				1,820,883
Panama - 0.7%
Banistmo SA
4.250%, due 07/31/27, Callable: 05/31/27		200,000		184,000
Carnival Corp.
5.750%, due 03/01/27, Callable: 12/01/26 (b)		325,000		267,313
Carnival Corp. CVRT
5.750%, due 12/01/27 (b)		290,000		309,685
Multibank, Inc.
7.750%, due 02/03/28, Callable: 01/03/28 (b)		200,000		198,500
Panama Government International Bond
2.252%, due 09/29/32, Callable: 06/29/32		200,000		153,500
4.300%, due 04/29/53		300,000		220,125
UEP Penonome II SA
6.500%, due 10/01/38		184,656		136,876
				1,469,999
Paraguay - 0.1%
Banco Continental SAECA
2.750%, due 12/10/25, Callable: 11/10/25		150,000		132,187

Peru - 0.5%
Banco de Credito del Peru S.A.
3.125%, due 07/01/30, Callable: 07/01/25 (5 Year CMT Rate + 3.000%) (a)		400,000		360,896
Banco Internacional del Peru SAA Interbank
4.000%, due 07/08/30, Callable: 07/08/25 (5 Year CMT Rate + 3.711%) (a)		200,000		181,750
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28		174,800		164,530
Petroleos del Peru SA
4.750%, due 06/19/32		200,000		148,750
Transportadora de Gas del Peru SA
4.250%, due 04/30/28		200,000		188,861
				1,044,787
Philippines - 0.3%
Philippine Government Bond
2.625%, due 08/12/25	PHP	11,610,000		198,369
6.125%, due 08/22/28	PHP	2,460,000		45,663
Philippine Government International Bond
0.875%, due 05/17/27	EUR	285,000		271,326
6.250%, due 01/14/36	PHP	5,000,000		89,209
				604,567
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
1.650%, due 07/16/32 (b)	EUR	330,000		315,892

Puerto Rico - 0.1%
Popular, Inc.
7.250%, due 03/13/28, Callable: 02/13/28		$160,000		156,784

Qatar - 0.1%
QatarEnergy
2.250%, due 07/12/31, Callable: 04/12/31 (b)		235,000		199,739

Singapore - 0.6%
DBS Group Holdings Ltd.
1.822%, due 03/10/31, Callable: 03/10/26 (5 Year CMT Rate + 1.100%) (a)		200,000		180,036
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (b)		248,130		219,285
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26, Callable: 05/14/23 (b)		420,000		400,050
Oversea-Chinese Banking Corp. Ltd.
1.832%, due 09/10/30, Callable: 09/10/25 (5 Year CMT Rate + 1.580%) (a)		200,000		182,254
Singapore Government Bond
2.375%, due 06/01/25	SGD	5,000		3,699
1.250%, due 11/01/26	SGD	95,000		67,165
3.375%, due 09/01/33	SGD	265,000		206,486
United Overseas Bank Ltd.
1.750%, due 03/16/31, Callable: 03/16/26 (5 Year CMT Rate + 1.520%) (a)		$200,000		178,130
				1,437,105
South Africa - 0.3%
Republic of South Africa Government Bond
8.875%, due 02/28/35	ZAR	10,775,000		519,363
Republic of South Africa Government International Bond
4.300%, due 10/12/28		$200,000		179,252
				698,615
South Korea - 0.7%
Korea Treasury Bond
3.125%, due 09/10/24	KRW	278,330,000		212,665
2.375%, due 03/10/27	KRW	901,030,000		667,601
2.125%, due 06/10/27	KRW	293,300,000		214,615
3.125%, due 09/10/27	KRW	103,300,000		78,714
LG Chem Ltd.
2.375%, due 07/07/31 (b)		$200,000		164,099
Shinhan Financial Group Co. Ltd.
2.875%, Perpetual, Callable: 05/12/26 (5 Year CMT Rate + 2.064%) (a)(b)		200,000		170,250
The Korea Development Bank
1.625%, due 01/19/31		200,000		163,010
				1,670,954
Spain - 0.1%
AI Candelaria Spain SA
7.500%, due 12/15/28, Callable: 09/15/28		235,417		211,875
Cellnex Telecom SA
1.875%, due 06/26/29, Callable: 03/26/29	EUR	100,000		90,220
				302,095
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (b)	EUR	100,000		108,228

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.125%, due 04/16/30 (b)		$200,000		188,413
1.700%, due 03/02/31 (b)		185,000		156,204
3.875%, due 04/16/50 (b)		200,000		170,814
				515,431
Total Foreign Bonds (Cost $55,822,216)				50,000,365

BANK LOANS - 4.2% (a)(h)
1011778 BC ULC
6.590%, due 11/13/26 (1 Month U.S. LIBOR + 1.750%) Callable: 04/30/23		442,435		437,643
AAdvantage Loyalty IP Ltd.
9.558%, due 04/20/28 (3 Month U.S. LIBOR + 4.750%) Callable: 03/24/24		265,000		268,718
Abe Investment Holdings, Inc.
9.398%, due 02/19/26 (3 Month SOFR Rate + 4.500%) Callable: 04/30/23		25,051		25,009
9.407%, due 02/19/26 (1 Month SOFR Rate + 4.500%) Callable: 04/30/23		1,554		1,551
Acrisure LLC
9.090%, due 02/15/27 (1 Month U.S. LIBOR + 4.250%) Callable: 04/30/23		98,750		96,498
Acrisure LLC
8.340%, due 02/16/27 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		132,632		128,099
Air Canada
8.369%, due 08/11/28 (3 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		79,400		79,078
Alliant Holdings Intermediate LLC
8.347%, due 11/09/25 (1 Month SOFR Rate + 3.500%) Callable: 04/30/23		39,900		39,379
Allied Universal Holdco LLC
8.657%, due 05/12/28 (1 Month SOFR Rate + 3.750%) Callable: 04/30/23		95,048		90,109
Allspring Buyer LLC
7.750%, due 04/21/28 (3 Month U.S. LIBOR + 3.000%) Callable: 04/30/23		100,996		100,512
Ascend Learning LLC
8.407%, due 11/18/28 (1 Month SOFR Rate + 3.500%) Callable: 04/30/23		157,338		144,948
Astra Acquisition Corp.
10.090%, due 10/22/28 (1 Month U.S. LIBOR + 5.250%) Callable: 04/30/23		91,939		79,126
Aveanna Healthcare LLC
8.703%, due 06/30/28 (1 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		120,050		101,527
Axalta Coating Systems US Holdings, Inc.
7.898%, due 12/31/29 (1 Month SOFR Rate + 3.000%) Callable: 04/30/23		62,563		62,589
Bausch + Lomb Corp.
8.457%, due 05/05/27 (3 Month SOFR Rate + 3.250%) Callable: 04/30/23		223,987		217,173
Berry Global, Inc.
6.510%, due 07/01/26 (1 Month U.S. LIBOR + 1.750%) Callable: 04/30/23		433,704		431,809
Caesars Entertainment, Inc.
8.157%, due 02/28/28 (1 Month SOFR Rate + 3.250%) Callable: 04/30/23		55,000		54,649
Camelot US Acquisition LLC
7.840%, due 10/30/26 (1 Month U.S. LIBOR + 3.000%) Callable: 04/30/23		91,654		91,397
Carnival Corp.
8.090%, due 10/31/28 (1 Month U.S. LIBOR + 3.250%) Callable: 04/30/23		152,813		149,040
Castle US Holding Corp.
8.590%, due 01/27/27 (1 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		105,535		68,787
Cengage Learning, Inc.
9.880%, due 07/14/26 (6 Month U.S. LIBOR + 4.750%) Callable: 04/30/23		78,217		72,302
Charter Communications Operating LLC
6.557%, due 02/01/27 (1 Month SOFR Rate + 1.750%) Callable: 04/30/23		481,055		476,019
Charter Next Generation, Inc.
8.672%, due 12/01/27 (1 Month SOFR Rate + 3.750%)		68,600		67,635
Clarios Global LP
8.090%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%) Callable: 04/30/23		548,645		544,530
Cornerstone OnDemand, Inc.
8.590%, due 10/31/28 (1 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		39,076		35,950
CQP Holdco LP
8.659%, due 06/05/28 (3 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		179,120		177,531
Dcert Buyer, Inc.
8.696%, due 10/16/26 (6 Month SOFR Rate + 4.000%) Callable: 04/30/23		63,452		62,005
Delta 2 Lux Sarl
8.057%, due 01/15/30 (1 Month SOFR Rate + 3.250%) Callable: 04/30/23		120,000		120,050
Directv Financing LLC
9.840%, due 08/02/27 (1 Month U.S. LIBOR + 5.000%) Callable: 04/30/23		43,964		42,220
EAB Global, Inc.
8.340%, due 06/25/28 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		78,328		76,429
EG Finco Ltd.
9.151%, due 02/07/25 (6 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		27,569		26,294
Envision Healthcare Corp.
8.648%, due 03/31/27 (3 Month SOFR Rate + 3.750%) (d)		32,368		4,855
Envision Healthcare Corp.
9.148%, due 03/31/27 (3 Month SOFR Rate + 4.250%)		13,244		3,146
Fertitta Entertainment LLC
8.807%, due 01/31/29 (1 Month SOFR Rate + 4.000%) Callable: 04/30/23		99,000		97,301
Filtration Group Corp.
7.840%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%) Callable: 04/30/23		118,160		117,698
Finastra USA, Inc.
12.075%, due 06/16/25 (3 Month U.S. LIBOR + 7.250%) Callable: 04/30/23		20,000		15,982
Gainwell Acquisition Corp.
8.998%, due 08/17/27 (3 Month SOFR Rate + 4.000%) Callable: 04/30/23		157,475		149,995
Genesys Cloud Services Holdings II LLC
8.840%, due 12/01/27 (1 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		153,869		151,344
Gogo Intermediate Holdings LLC
8.697%, due 04/28/28 (3 Month SOFR Rate + 3.750%) Callable: 04/30/23		63,863		63,304
Gray Television, Inc.
7.918%, due 11/30/28 (1 Month SOFR Rate + 2.500%) Callable: 04/30/23		85,000		82,504
Great Outdoors Group LLC
8.590%, due 03/31/28 (1 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		120,988		119,249
H-Food Holdings LLC
8.528%, due 05/17/25 (1 Month U.S. LIBOR + 3.688%) Callable: 04/30/23		46,473		39,669
Hunter Douglas, Inc.
8.373%, due 02/09/29 (3 Month SOFR Rate + 3.500%) Callable: 04/30/23		123,738		110,768
ICON Luxembourg Sarl
7.410%, due 07/03/28 (3 Month SOFR Rate + 2.250%) Callable: 04/30/23		57,355		57,164
Intelsat Jackson Holdings SA
9.082%, due 12/08/28 (3 Month SOFR Rate + 4.250%) Callable: 04/30/23		93,258		92,092
ION Trading Finance Ltd.
9.909%, due 03/31/28 (3 Month U.S. LIBOR + 4.750%) Callable: 04/30/23		80,922		76,017
IRB Holding Corp.
7.687%, due 12/15/27 (1 Month SOFR Rate + 3.000%) Callable: 04/30/23		50,000		49,083
Jazz Financing Lux Sarl
8.340%, due 05/05/28 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		217,003		215,963
Kronos Acquisition Holdings, Inc.
8.703%, due 12/22/26 (3 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		63,524		60,912
Level 3 Financing, Inc.
6.672%, due 03/01/27 (1 Month SOFR Rate + 1.750%) Callable: 04/30/23		261,414		219,805
LifePoint Health, Inc.
8.575%, due 11/14/25 (3 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		46,829		44,524
Lumen Technologies, Inc.
7.172%, due 03/15/27 (1 Month SOFR Rate + 2.250%) Callable: 04/30/23		483,175		317,417
Lummus Technology Holdings V LLC
8.340%, due 06/30/27 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		79,044		77,636
McAfee Corp.
8.515%, due 02/02/29 (1 Month SOFR Rate + 3.750%) Callable: 04/30/23		39,476		37,008
Messer Industries USA, Inc.
7.230%, due 10/01/25 (3 Month U.S. LIBOR + 2.500%) Callable: 04/30/23		14,454		14,404
Mileage Plus Holdings LLC
10.213%, due 07/30/27 (3 Month U.S. LIBOR + 5.250%) Callable: 07/02/23		163,389		169,333
Mirion Technologies US, Inc.
7.480%, due 10/05/28 (6 Month U.S. LIBOR + 2.750%) Callable: 04/30/23		62,955		62,423
Olympus Water US Holding Corp.
8.938%, due 09/21/28 (3 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		83,938		79,332
OneDigital Borrower LLC
9.157%, due 11/16/27 (1 Month SOFR Rate + 4.250%)		155,296		149,084
Packers Holdings LLC
8.093%, due 03/06/28 (1 Month SOFR Rate + 3.250%) Callable: 04/30/23		47,284		42,644
Peraton Corp.
8.590%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%) Callable: 04/30/23		120,088		118,337
PetSmart LLC
8.657%, due 02/11/28 (1 Month SOFR Rate + 3.750%) Callable: 04/30/23		73,875		73,260
PG&E Corp.
7.875%, due 06/23/25 (1 Month U.S. LIBOR + 3.000%) Callable: 04/30/23		72,938		72,619
PRA Health Sciences, Inc.
7.000%, due 07/03/28 (3 Month U.S. LIBOR + 2.250%) Callable: 04/30/23		15,194		15,144
Pretium PKG Holdings, Inc.
8.788%, due 09/22/28 (3 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		66,941		53,218
9.008%, due 09/22/28 (3 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		21,934		17,438
Proofpoint, Inc.
8.090%, due 06/09/28 (1 Month U.S. LIBOR + 3.250%) Callable: 04/30/23		138,250		134,908
Pug LLC
8.340%, due 01/29/27 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		84,781		61,096
Radiate Holdco LLC
8.090%, due 09/25/26 (1 Month U.S. LIBOR + 3.250%) Callable: 04/30/23		43,689		35,591
Radiology Partners, Inc.
8.885%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%) Callable: 04/30/23		100,090		80,353
Rentpath, Inc.
3.250%, due 04/25/24 (Prime + 0.000%) (d)		3,634		55
Scientific Games International, Inc.
7.960%, due 04/06/29 (1 Month SOFR Rate + 3.000%) Callable: 04/30/23		74,438		73,755
SCIH Salt Holdings, Inc.
8.825%, due 03/16/27 (3 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		1		1
Sophia LP
8.659%, due 10/07/27 (3 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		136,866		135,070
Spin Holdco, Inc.
8.986%, due 03/06/28 (3 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		33,253		27,802
SRS Distribution, Inc.
8.340%, due 06/04/28 (1 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		103,350		99,604
Sunset Debt Merger Sub, Inc.
8.752%, due 09/30/28 (1 Month U.S. LIBOR + 4.000%) Callable: 04/30/23		54,901		46,025
Tempo Acquisition LLC
7.807%, due 08/31/28 (1 Month SOFR Rate + 3.000%) Callable: 04/30/23		64,188		64,054
The EW Scripps Co.
7.484%, due 05/01/26 (1 Month SOFR Rate + 2.563%) Callable: 04/30/23		32,669		31,801
The Hillman Group, Inc.
7.385%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%) Callable: 04/30/23		-		-
Titan Acquisition Ltd.
8.151%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%) Callable: 04/30/23		38,524		36,422
TK Elevator US Newco, Inc.
8.602%, due 07/29/27 (6 Month U.S. LIBOR + 3.500%) Callable: 04/30/23		190,656		185,472
Trans Union LLC
7.090%, due 11/16/28 (1 Month U.S. LIBOR + 2.250%) Callable: 04/30/23		214,317		212,352
TransDigm, Inc.
8.148%, due 08/15/28 (3 Month SOFR Rate + 3.250%) Callable: 04/30/23		85,000		84,681
TricorBraun Holdings, Inc.
8.090%, due 03/03/28 (1 Month U.S. LIBOR + 3.250%) Callable: 04/30/23		43,786		42,683
United Airlines, Inc.
8.568%, due 04/21/28 (3 Month U.S. LIBOR + 3.750%) Callable: 04/21/23		461,312		457,275
United Natural Foods, Inc.
8.172%, due 10/22/25 (1 Month SOFR Rate + 3.250%) Callable: 04/30/23		7,314		7,310
Verscend Holding Corp.
8.840%, due 08/27/25 (1 Month U.S. LIBOR + 4.000%)		73,681		73,512
Vibrantz Technologies, Inc.
9.076%, due 03/30/29 (3 Month SOFR Rate + 4.250%) Callable: 04/30/23		44,775		39,327
WestJet Airlines Ltd.
7.859%, due 08/07/26 (1 Month SOFR Rate + 3.000%) Callable: 04/30/23		45,097		43,124
Total Bank Loans (Cost $9,895,216)				9,411,551

		Shares
COMMON STOCKS - 0.1%
Industrials - 0.1%
Delta Air Lines, Inc. (g)		2,661		92,922
The Boeing Co. (g)		908		192,887
Total Common Stocks (Cost $281,073)				285,809

PREFERRED STOCKS - 0.6%
Communication Services - 0.0% (f)
Paramount Global CVRT (e)		2,200		65,868

Financials - 0.2%
Stifel Financial Corp. Callable: 08/15/26		6,550		106,568
Valley National Bancorp Callable: 03/30/23		5,100		117,504
Wells Fargo & Co. Callable: 09/15/23		4,300		100,018
				324,090
Utilities - 0.4%
NextEra Energy, Inc. CVRT		11,700		542,295
NextEra Energy, Inc. CVRT		1,750		85,470
The AES Corp. CVRT		2,800		250,628
				878,393
Total Preferred Stocks (Cost $1,434,710)				1,268,351

			Notional
PURCHASED OTC OPTIONS - 0.0% (f)		Contracts	Amount
Currecny Call Options - 0.0% (f)
Japanese Yen, 9/9/32 at 140.00 Counterparty: BNP Paribas Brokerage Services, Inc.		1,058,600	$1,058,600	8,689

Currency Put Options - 0.0% (f)
Australian Dollar, 5/30/23 at 0.600 and Japanese Yen, 5/30/23 at 125.00 Counterparty: Barclays Capital, Inc.		85,000	85,000	72
Australian Dollar, 5/30/23 at 0.6375 and Japanese Yen, 5/30/23 at 131.5 Counterparty: Goldman Sachs Bank, USA		37,000	37,000	1,586
Chinese Renminbi, 5/30/23 at 7.20 and Japanese Yen, 5/30/23 at 131.50 Counterparty: BNP Paribas Brokerage Services, Inc.		32,000	32,000	194
Japanese Yen, 4/5/23 at 120.50 Counterparty: Goldman Sachs Bank, USA and Morgan Stanley Capital		3,404,000	3,404,000	65
Japanese Yen, 5/31/23 at 127.00 Counterparty: Goldman Sachs Bank, USA		67,500	67,500	555
Japanese Yen, 5/31/23 at 127.00 Counterparty: Goldman Sachs Bank, USA		2,100,000	2,100,000	–
Japanese Yen, 6/23/23 at 130.00 Counterparty: BNP Paribas Brokerage Services, Inc.		649,000	649,000	872
Japanese Yen, 7/7/23 at 115.00 Counterparty: Goldman Sachs Bank, USA		76,800	76,800	2,746
Japanese Yen, 2/27/25 at 107.50 Counterparty: BNP Paribas Brokerage Services, Inc.		437,000	437,000	6,982
Mexican Peso, 6/28/23 at 18.00 Counterparty: Goldman Sachs Bank, USA		651,000	651,000	9,640
			7,539,300	22,712
Total Purchased OTC Options (Cost $130,252)				31,401

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.3%		Shares
Voya VACS Series EMHCD Fund		147,902		1,483,459
Voya VACS Series EMCD Fund		98,331		811,234
Voya VACS Series HYB Fund		277,259		2,803,093
Total Affiliated Registered Investment Companies (Cost $5,869,703)				5,097,786

Total Investments at Value - 98.1% (Cost $244,748,260)				221,369,199
Other Assets in Excess of Liabilities - 1.9%				4,352,259
Net Assets - 100.0%				$225,721,458

Percentages are stated as a percent of net assets.

(a) Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2023.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2023, the value of these investments was $88,129,656, or 39.0% of total net assets.

(c) Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2023.
(d) Illiquid security. The total fair value of such securities is $2,276,073 as of March 31, 2023, representing 1.0% of net assets.
(e) This security or a partial position of this security is on loan at March 31, 2023. The total fair value of securities on loan at March 31, 2023, was $1,646,914.
(f) Represents less than 0.1%.
(g) Non-income producing security.
(h)
Rates for bank loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Bank loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

CVRT - Convertible Security
REMIC - Real Estate Mortgage Investment Conduit
CMT - Constant Maturity U.S. Treasury
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Interbank Average Rate

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar
ZAR - South African Rand

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	121	06/30/2023	$24,108,989	$299,647
5-Year U.S. Treasury Note Future	139	06/30/2023	14,163,689	354,530
Ultra 10-Year U.S. Treasury Bond Future	16	06/21/2023	1,682,982	30,204
Total Futures Contracts Purchased			$39,955,660	$684,381

The average monthly notional amount of futures contracts purchased for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $41,105,797.

				Value/
				Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	5	06/30/2023	$996,234	$8,332
10-Year U.S. Treasury Note Future	129	06/21/2023	13,149,704	(304,909)
U.S. Treasury Long Bond Future	26	06/21/2023	2,888,662	(93,779)
Ultra Long-Term U.S. Treasury Bond Future	1	06/21/2023	93,259	(1,471)
Total Futures Contracts Sold Short			$17,127,859	$(391,827)

The average monthly notional amount of futures contracts sold short for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $15,875,245.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2023 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	6/21/2023	USD	83,463	AUD	125,000	$(350)
Bank of America, San Francisco	5/12/2023	AUD	740,608	USD	497,474	(1,654)
Bank of America, San Francisco	5/12/2023	CAD	865,080	USD	632,371	8,142
Bank of America, San Francisco	5/12/2023	CHF	451,178	USD	493,264	2,134
Bank of America, San Francisco	5/12/2023	USD	441,293	GBP	355,942	1,818
Bank of America, San Francisco	5/12/2023	USD	985,401	MXN	18,069,790	(9,065)
Barclays Capital, Inc.	6/21/2023	EUR	946,834	USD	1,024,308	7,386
Barclays Capital, Inc.	6/21/2023	MXN	2,363,549	USD	123,952	5,092
Barclays Capital, Inc.	6/21/2023	USD	854,583	EUR	793,138	(9,639)
Barclays Capital, Inc.	6/21/2023	USD	897,767	JPY	116,248,657	11,420
Barclays Capital, Inc.	6/21/2023	USD	145,895	MXN	2,685,207	(710)
Barclays Capital, Inc.	6/21/2023	USD	382,056	NOK	4,046,944	(5,937)
Barclays Capital, Inc.	6/21/2023	USD	70,777	SGD	93,684	189
BNP Paribas Brokerage Services, Inc.	5/12/2023	CAD	736,747	USD	539,921	5,572
BNP Paribas Brokerage Services, Inc.	5/12/2023	GBP	704,643	USD	868,605	1,404
BNP Paribas Brokerage Services, Inc.	5/12/2023	JPY	171,347,375	USD	1,306,900	(7,925)
BNP Paribas Brokerage Services, Inc.	5/12/2023	MXN	8,552,067	USD	459,571	11,090
BNP Paribas Brokerage Services, Inc.	5/12/2023	NZD	1,544,907	USD	968,293	(2,218)
BNP Paribas Brokerage Services, Inc.	5/12/2023	USD	679,473	AUD	1,016,124	(798)
BNP Paribas Brokerage Services, Inc.	5/12/2023	USD	858,581	GBP	701,433	(7,465)
BNP Paribas Brokerage Services, Inc.	5/12/2023	USD	999,360	JPY	130,100,761	13,074
BNP Paribas Brokerage Services, Inc.	5/12/2023	USD	31,371	MXN	584,878	(818)
BNP Paribas Brokerage Services, Inc.	5/19/2023	USD	520,897	ZAR	9,311,199	239
CIBC, Toronto	6/21/2023	JPY	6,176,805	CAD	65,000	(1,065)
CIBC, Toronto	6/21/2023	JPY	108,294,847	USD	833,718	(8,016)
CIBC, Toronto	6/21/2023	USD	640,741	CAD	868,724	(2,924)
CIBC, Toronto	6/21/2023	USD	850,421	EUR	793,138	(13,801)
CIBC, Toronto	6/21/2023	USD	692,133	GBP	579,714	(24,168)
CIBC, Toronto	6/21/2023	USD	392,573	JPY	51,090,969	3,026
CIBC, Toronto	6/21/2023	USD	1,174,243	SGD	1,556,659	1,352
Citigroup	6/21/2023	AUD	687,740	USD	459,353	1,776
Citigroup	6/21/2023	JPY	123,484,378	USD	945,102	(3,586)
Citigroup	6/21/2023	NOK	1,819,255	EUR	162,690	(2,854)
Citigroup	6/21/2023	USD	1,895,728	AUD	2,852,036	(16,563)
Citigroup	5/12/2023	USD	101,672	EUR	93,255	293
Citigroup	6/21/2023	USD	1,374,456	EUR	1,267,792	(6,962)
Citigroup	6/21/2023	USD	1,152,604	JPY	150,413,766	5,763
Goldman Sachs Bank, USA	6/21/2023	CAD	128,000	JPY	12,388,736	380
Goldman Sachs Bank, USA	5/12/2023	CAD	895,723	USD	652,584	10,617
Goldman Sachs Bank, USA	6/21/2023	CAD	437,418	USD	318,750	5,347
Goldman Sachs Bank, USA	5/12/2023	CHF	396,175	USD	431,822	3,181
Goldman Sachs Bank, USA	6/21/2023	EUR	160,059	NOK	1,796,885	2,132
Goldman Sachs Bank, USA	5/12/2023	EUR	427,471	USD	461,690	3,020
Goldman Sachs Bank, USA	5/12/2023	GBP	338,820	USD	414,784	3,551
Goldman Sachs Bank, USA	6/21/2023	JPY	25,389,329	USD	195,274	(1,692)
Goldman Sachs Bank, USA	5/12/2023	MXN	5,664,711	USD	300,284	11,472
Goldman Sachs Bank, USA	6/21/2023	NOK	2,004,705	EUR	178,959	(2,802)
Goldman Sachs Bank, USA	6/21/2023	USD	574,308	BRL	3,036,939	(15,699)
Goldman Sachs Bank, USA	5/12/2023	USD	570,847	CAD	774,146	(2,337)
Goldman Sachs Bank, USA	6/21/2023	USD	515,478	EUR	477,549	(4,871)
Goldman Sachs Bank, USA	6/21/2023	USD	196,354	JPY	25,462,205	2,216
Goldman Sachs Bank, USA	5/12/2023	USD	659,145	NZD	1,055,011	(584)
Goldman Sachs Bank, USA	6/21/2023	USD	1,178,449	SGD	1,569,183	(3,879)
HSBC Bank, USA	6/21/2023	EUR	160,059	NOK	1,799,786	1,854
HSBC Bank, USA	6/21/2023	JPY	41,490,307	USD	319,222	(2,876)
HSBC Bank, USA	6/21/2023	USD	376,906	CAD	508,767	(55)
HSBC Bank, USA	6/21/2023	USD	509,352	EUR	474,388	(7,552)
JPMChase, New York	6/21/2023	JPY	240,302,037	USD	1,815,918	16,283
JPMChase, New York	6/21/2023	USD	582,692	CAD	794,808	(6,206)
JPMChase, New York	6/21/2023	USD	1,051,361	EUR	963,308	1,716
JPMChase, New York	6/21/2023	USD	636,875	JPY	84,127,532	(4,562)
JPMChase, New York	6/21/2023	USD	1,118,929	MXN	20,728,026	(12,766)
Morgan Stanley Capital	6/21/2023	CAD	65,000	JPY	6,333,399	(129)
Morgan Stanley Capital	5/12/2023	CAD	754,772	USD	553,234	5,605
Morgan Stanley Capital	5/12/2023	CHF	50,946	USD	55,948	(8)
Morgan Stanley Capital	5/12/2023	EUR	502,071	USD	545,701	108
Morgan Stanley Capital	5/12/2023	GBP	329,511	USD	405,075	1,766
Morgan Stanley Capital	5/12/2023	JPY	317,905	USD	2,410	0
Morgan Stanley Capital	6/21/2023	JPY	137,709,036	USD	1,048,151	1,822
Morgan Stanley Capital	6/21/2023	NOK	3,674,584	EUR	325,117	(1,962)
Morgan Stanley Capital	5/12/2023	NZD	1,097,432	USD	686,202	53
Morgan Stanley Capital	5/12/2023	USD	496,354	AUD	745,736	(2,899)
Morgan Stanley Capital	5/12/2023	USD	559,898	BRL	2,935,937	(15,031)
Morgan Stanley Capital	5/12/2023	USD	787	CAD	1,078	(12)
Morgan Stanley Capital	5/12/2023	USD	599,447	CHF	547,969	(2,227)
Morgan Stanley Capital	5/12/2023	USD	959,346	EUR	889,226	(7,344)
Morgan Stanley Capital	6/21/2023	USD	511,897	EUR	474,388	(5,008)
Morgan Stanley Capital	5/12/2023	USD	377,753	GBP	308,585	(3,251)
Morgan Stanley Capital	6/21/2023	USD	1,276,489	JPY	165,985,648	10,919
Morgan Stanley Capital	5/12/2023	USD	117,583	MXN	2,247,988	(6,135)
Morgan Stanley Capital	5/12/2023	USD	1,243,198	NZD	1,994,608	(4,088)
Morgan Stanley Capital	6/21/2023	USD	1,128,765	NZD	1,836,382	(19,470)
Morgan Stanley Capital	5/12/2023	USD	1,536	SEK	16,169	(26)
Royal Bank of Canada, Toronto	6/21/2023	CAD	65,000	JPY	6,154,070	1,238
Royal Bank of Canada, Toronto	6/21/2023	CAD	1,742,930	USD	1,275,000	16,392
Royal Bank of Canada, Toronto	6/21/2023	EUR	320	USD	351	(2)
Royal Bank of Canada, Toronto	6/21/2023	JPY	12,647,203	CAD	130,000	108
Royal Bank of Canada, Toronto	6/21/2023	USD	1,333,480	CAD	1,819,859	(14,912)
Royal Bank of Canada, Toronto	6/21/2023	USD	687,503	EUR	638,035	(7,716)
Royal Bank of Canada, Toronto	6/21/2023	USD	211,923	JPY	27,682,858	853
Standard Chartered Securities N.A.	5/12/2023	AUD	461,398	USD	310,380	(1,484)
Standard Chartered Securities N.A.	5/12/2023	EUR	407,114	USD	444,651	(2,072)
Standard Chartered Securities N.A.	6/21/2023	EUR	115,644	USD	125,888	120
Standard Chartered Securities N.A.	5/12/2023	JPY	40,881,932	USD	313,569	(3,645)
Standard Chartered Securities N.A.	5/12/2023	NZD	385,390	USD	240,444	551
Standard Chartered Securities N.A.	5/12/2023	USD	2,260	AUD	3,398	(15)
Standard Chartered Securities N.A.	5/12/2023	USD	547,769	CAD	748,402	(6,354)
State Street Bank, Boston	5/12/2023	AUD	985,336	USD	656,311	3,349
State Street Bank, Boston	5/12/2023	CHF	130,913	USD	143,711	33
State Street Bank, Boston	5/12/2023	EUR	344,789	USD	372,353	2,472
State Street Bank, Boston	6/21/2023	EUR	2,059,626	USD	2,207,077	37,143
State Street Bank, Boston	6/21/2023	JPY	6,222,320	CAD	65,000	(718)
State Street Bank, Boston	6/21/2023	JPY	41,407,196	USD	319,375	(3,663)
State Street Bank, Boston	6/21/2023	NZD	97,431	USD	60,421	505
State Street Bank, Boston	6/21/2023	SGD	662,148	USD	498,189	718
State Street Bank, Boston	5/12/2023	USD	625,684	AUD	933,179	943
State Street Bank, Boston	5/12/2023	USD	1,841,389	CAD	2,515,163	(20,859)
State Street Bank, Boston	6/21/2023	USD	489,978	CAD	664,656	(2,487)
State Street Bank, Boston	5/12/2023	USD	255,021	EUR	238,430	(4,179)
State Street Bank, Boston	5/12/2023	USD	3,223	GBP	2,668	(72)
State Street Bank, Boston	5/12/2023	USD	318,619	JPY	41,920,891	819
State Street Bank, Boston	6/21/2023	USD	148,982	JPY	19,473,422	505
State Street Bank, Boston	5/12/2023	USD	352,528	MXN	6,623,284	(11,983)
State Street Bank, Boston	6/21/2023	USD	65,000	MXN	1,189,240	71
State Street Bank, Boston	5/12/2023	USD	403,205	NZD	651,737	(4,345)
UBS AG, Stamford	6/21/2023	EUR	465,074	USD	494,634	12,122
UBS AG, Stamford	6/21/2023	SGD	520,962	USD	392,017	510
UBS AG, Stamford	6/21/2023	USD	318,858	CAD	439,056	(6,453)
UBS AG, Stamford	6/21/2023	USD	4,037,094	EUR	3,766,601	(67,089)
UBS AG, Stamford	6/21/2023	USD	391,414	SGD	521,834	(1,770)
						(179,543)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singpore Dollar
USD - U.S. Dollar
ZAR - South African Rand

The average monthly notional amount of forward foreign currency contracts purchased and sold for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 were $34,381,862 and $51,382,862, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2023 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
Japanese Yen, 9/9/27 at 140.00	BNP Paribas Brokerage Services, Inc.	1,058,600	$1,058,600	$(12,137)
Mexican Peso, 4/26/23 at 20.60	Morgan Stanley Capital	737,000	737,000	(191)
Mexican Peso, 6/28/23 at 19.60	Goldman Sachs Bank, USA	651,000	651,000	(4,964)
Mexican Peso, 8/31/23 at 18.75	Bank of America, San Francisco	1,500,000	1,500,000	(41,553)
Mexican Peso, 9/14/23 at 21.00 EUR	Goldman Sachs Bank, USA	540,000	540,000	(12,505)
			4,486,600	(71,350)

Currency Put Options
Japanese Yen, 4/5/23 at 112.75	Goldman Sachs Bank, USA	2,100,000	$2,100,000	$-
Mexican Peso, 4/26/23 at 20.00	Morgan Stanley Capital	737,000	737,000	(77,182)
Mexican Peso, 6/28/23 at 17.45	Morgan Stanley Capital	651,000	651,000	(2,875)
			3,488,000	(80,057)
Total Written Options (Premiums Received $156,622)			$7,974,600	$(151,407)

EUR - Euro

The average monthly notional amount of written options contracts for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $8,714,800.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
March 31, 2023 (Unaudited)

						Upfront	Unrealized
		Exercise	Expiration	Notional		Premium	Appreciation
Counterparty	Description	Rate	Date	Amount	Value	Received	(Depreciation)
Calls Purchased
Barclays Capital, Inc.	Interest Rate, SOFR	0.000%	06/14/2027	$775,000	$6,156	$-	$6,156
Calls Written
Bank of America, San Francisco	Interest Rate, SOFR	3.038%	03/27/2028	374,000	(12,966)	-	(12,966)
Bank of America, San Francisco	Interest Rate, SOFR	3.550%	09/11/2023	747,000	(35,142)	20,206	(14,936)
Barclays Capital, Inc.	Interest Rate, SOFR	3.790%	05/10/2023	3,498,000	(177,243)	100,917	(76,326)
Barclays Capital, Inc.	Interest Rate, SOFR	4.170%	02/16/2024	2,408,000	(7,554)	11,330	3,776
Citigroup	Interest Rate, SOFR	3.540%	09/11/2023	1,494,000	(69,391)	40,413	(28,978)
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.460%	08/21/2023	1,749,000	(69,692)	44,162	(25,530)
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.550%	09/07/2023	747,000	(35,835)	19,954	(15,881)
JPM Chase, New York	Interest Rate, SOFR	2.995%	06/07/2023	1,749,000	(52,134)	53,607	1,473
Morgan Stanley Capital	Interest Rate, SOFR	2.994%	06/14/2023	374,000	(13,283)	16,148	2,865
Morgan Stanley Capital	Interest Rate, SOFR	3.060%	03/14/2028	747,000	(26,271)	-	(26,271)
Morgan Stanley Capital	Interest Rate, SOFR	3.520%	01/24/2024	4,815,000	(30,585)	20,957	(9,628)
Morgan Stanley Capital	Interest Rate, SOFR	3.650%	03/31/2023	1,748,000	-	20,871	20,871
Puts Purchased
Barclays Capital, Inc.	Interest Rate, SOFR	0.000%	05/25/2027	2,436,500	9,977	-	9,977
Puts Written
Bank of America, San Francisco	Interest Rate, SOFR	3.038%	03/27/2028	374,000	(12,647)	-	(12,647)
Bank of America, San Francisco	Interest Rate, SOFR	3.550%	09/11/2023	747,000	(9,050)	20,206	11,156
Barclays Capital, Inc.	Interest Rate, SOFR	3.790%	05/10/2023	3,498,000	(4,358)	100,917	96,559
Barclays Capital, Inc.	Interest Rate, SOFR	4.170%	02/16/2024	2,408,000	(19,611)	11,330	(8,281)
Citigroup	Interest Rate, SOFR	3.540%	09/11/2023	1,494,000	(18,448)	40,413	21,965
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.460%	08/21/2023	1,749,000	(23,317)	44,162	20,845
Goldman Sachs Bank, USA	Interest Rate, SOFR	3.570%	09/07/2023	747,000	(8,557)	19,954	11,397
JPM Chase, New York	Interest Rate, SOFR	2.995%	06/07/2023	1,749,000	(17,527)	53,607	36,080
Morgan Stanley Capital	Interest Rate, SOFR	2.994%	06/14/2023	374,000	(10,671)	16,148	5,477
Morgan Stanley Capital	Interest Rate, SOFR	3.060%	03/14/2028	747,000	(24,919)	-	(24,919)
Morgan Stanley Capital	Interest Rate, SOFR	3.520%	01/24/2024	4,815,000	(21,706)	20,957	(749)
Morgan Stanley Capital	Interest Rate, SOFR	3.650%	03/31/2023	1,748,000	-	20,871	20,871
Total Interest Rate Swaptions					$(684,774)	$697,130	$12,356

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of swaptions purchased and written for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 were $4,093,667 and $39,626,800, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
March 31, 2023 (Unaudited)
Pay
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	Appreciation
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	$ (2,884)	$ 4,301	$ 1,417
Total Credit Default Swap Contracts							$ (2,884)	$ 4,301	$ 1,417

The average monthly notional amount of credit default swaps for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $1,141,667.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
March 31, 2023 (Unaudited)

	Pay	Pay					Unrealized
	(Receive)	(Receive)	Termination	Payment	Notional		Appreciation
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	(Depreciation)
Morgan Stanley Capital	SOFR	(3.393%)	08/25/2024	Annually	$7,700,000	$(130,344)	$(130,344)
Morgan Stanley Capital	SOFR	(3.483%)	05/10/2033	Annually	1,311,853	33,468	33,468
Morgan Stanley Capital	SOFR	(3.475%)	05/10/2033	Annually	874,569	21,793	21,793
Morgan Stanley Capital	SOFR	(3.289%)	05/10/2033	Annually	961,840	8,783	8,783
Morgan Stanley Capital	SOFR	(3.456%)	05/17/2033	Annually	665,000	15,674	15,674
Morgan Stanley Capital	SOFR	(3.394%)	05/10/2033	Annually	437,000	7,861	7,861
Morgan Stanley Capital	SOFR	(3.058%)	05/10/2033	Annually	1,093,000	(11,315)	(11,315)
Morgan Stanley Capital	SOFR	(3.085%)	05/10/2033	Annually	700,000	(5,666)	(5,666)
Morgan Stanley Capital	SOFR	(3.065%)	05/11/2033	Annually	979,000	(9,543)	(9,543)
Morgan Stanley Capital	(SOFR)	3.275%	05/11/2033	Annually	437,000	(3,507)	(3,507)
Morgan Stanley Capital	(SOFR)	3.337%	05/11/2033	Annually	717,000	(9,493)	(9,493)
Morgan Stanley Capital	(SOFR)	3.920%	05/11/2033	Annually	402,000	(7,192)	(7,192)
Morgan Stanley Capital	(SOFR)	3.408%	05/11/2033	Annually	516,000	(9,940)	(9,940)
Morgan Stanley Capital	(SOFR)	3.483%	05/12/2033	Annually	743,000	(19,042)	(19,042)
Morgan Stanley Capital	(SOFR)	3.643%	05/12/2033	Annually	1,224,000	(47,900)	(47,900)
Morgan Stanley Capital	SOFR	(3.610%)	05/12/2033	Annually	219,000	7,968	7,968
Morgan Stanley Capital	(SOFR)	3.598%	05/12/2033	Annually	481,000	(17,002)	(17,002)
Morgan Stanley Capital	SOFR	(3.621%)	05/12/2033	Annually	394,000	14,704	14,704
Morgan Stanley Capital	(SOFR)	3.689%	05/12/2033	Annually	481,000	(20,718)	(20,718)
Morgan Stanley Capital	SOFR	(3.674%)	05/12/2033	Annually	839,000	35,055	35,055
Morgan Stanley Capital	SOFR	(3.275%)	09/11/2033	Annually	747,000	10,373	10,373
Morgan Stanley Capital	SOFR	(3.164%)	05/12/2033	Annually	525,000	(707)	(707)
Morgan Stanley Capital	SOFR	(3.233%)	05/12/2033	Annually	568,000	2,556	2,556
Morgan Stanley Capital	(SOFR)	3.421%	05/12/2033	Annually	787,000	(7,932)	(7,932)
Morgan Stanley Capital	(SOFR)	3.353%	09/13/2033	Annually	388,000	(16,042)	(16,042)
Morgan Stanley Capital	SOFR	(3.174%)	09/13/2033	Annually	374,000	2,058	2,058
Morgan Stanley Capital	SOFR	(3.214%)	05/12/2033	Annually	480,915	1,409	1,409
Morgan Stanley Capital	SOFR	(3.216%)	05/12/2033	Annually	480,916	1,490	1,490
Morgan Stanley Capital	SOFR	(3.212%)	05/12/2033	Annually	500,169	1,371	1,371
Morgan Stanley Capital	(SOFR)	3.314%	05/12/2033	Annually	219,000	(2,483)	(2,483)
Morgan Stanley Capital	SOFR	(3.200%)	05/12/2033	Annually	700,000	1,195	1,195
Morgan Stanley Capital	SOFR	(2.843%)	06/16/2053	Annually	105,000	(1,897)	(1,897)
Morgan Stanley Capital	SOFR	(3.067%)	09/13/2033	Annually	321,000	(1,113)	(1,113)
Morgan Stanley Capital	SOFR	(3.111%)	05/12/2033	Annually	350,000	(2,028)	(2,028)
Morgan Stanley Capital	SOFR	(2.988%)	03/16/2033	Annually	134,000	(25)	(25)
Morgan Stanley Capital	SOFR	(3.270%)	02/20/2025	At Maturity	1,445,000	(4,111)	(4,111)
Morgan Stanley Capital	(SOFR)	3.302%	05/12/2033	Annually	359,000	(3,893)	(3,893)
Morgan Stanley Capital	(SOFR)	3.236%	09/13/2033	Annually	91,000	(977)	(977)
Morgan Stanley Capital	(SOFR)	3.240%	09/13/2033	Annually	97,000	(1,070)	(1,070)
Morgan Stanley Capital	(SOFR)	3.311%	05/12/2033	Annually	463,000	(5,123)	(5,123)
Morgan Stanley Capital	(SOFR)	2.950%	06/16/2053	Annually	30,000	(82)	(82)
Morgan Stanley Capital	(SOFR)	2.989%	03/24/2053	Annually	1,100,000	(5,138)	(5,138)
Morgan Stanley Capital	SOFR	(3.139%)	05/12/2033	Annually	568,597	(1,971)	(1,971)
Morgan Stanley Capital	SOFR	(3.075%)	09/13/2033	Annually	403,000	(1,113)	(1,113)
Morgan Stanley Capital	SOFR	(3.255%)	02/05/2025	At Maturity	313,000	(1,084)	(1,084)
Morgan Stanley Capital	(SOFR)	2.956%	06/16/2053	Annually	37,000	(138)	(138)
Morgan Stanley Capital	(SOFR)	3.437%	02/20/2025	At Maturity	843,000	1,072	1,072
Morgan Stanley Capital	(SOFR)	3.180%	05/11/2033	Annually	2,929,000	58	58
Morgan Stanley Capital	(SOFR)	3.586%	02/20/2025	At Maturity	457,000	(59)	(59)
Morgan Stanley Capital	(SOFR)	3.252%	05/11/2033	Annually	157,000	(946)	(946)
Morgan Stanley Capital	(SOFR)	3.184%	09/13/2033	Annually	112,000	(711)	(711)
Morgan Stanley Capital	SOFR	(3.163%)	09/13/2033	Annually	75,000	344	344
Morgan Stanley Capital	SOFR	(3.234%)	05/11/2033	Annually	245,000	1,103	1,103
Morgan Stanley Capital	(SOFR)	3.657%	02/20/2025	At Maturity	294,000	(234)	(234)
Morgan Stanley Capital	TIIE	(8.735%)	03/16/2028	At Maturity	10,149,000 MXN	3,674	3,674
							$(178,530)

Total Interest Rate Swap Contracts

SOFR - Secured Overnight Financing Rate.
TIIE - Mexican Interbank Equilibrium Interest Rate.

The average monthly notional amount of interest rate swaps for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $31,554,513.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF OVER THE COUNTER VOLATILITY SWAPS
March 31, 2023 (Unaudited)

		Termination	Strike	Notional		Unrealized
Counterparty	Description	Date	Price	Value	Value	Appreciation
Morgan Stanley Capital	USD/CNH	06/16/2023	6.350	$1,603,000	$-	$-
Total Exchange Rate Volatility Swaps					$-	$-

CNH - Chinese Renminbi

The average monthly notional amount of volatility swaps for Wilshire Income Opportunities Fund during the three months ended March 31, 2023 was $1,603,000.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$29,924,795	$-	$29,924,795
Municipal Bonds . . . . . . . . . . . . . . . .	-	657,874	-	657,874
Agency Mortgage-Backed Obligations . . . . . . .	-	18,083,499	-	18,083,499
Non-Agency Mortgage-Backed Obligations . . .	-	31,457,305	-	31,457,305
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	4,019,356	-	4,019,356
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	13,442,739	-	13,442,739
Collateralized Loan Obligations . . . . . . . . . . . .	-	12,484,726	-	12,484,726
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	45,203,642	-	45,203,642
Foreign Bonds . . . . . . . . . . . . . . . . . . . . . . . .	-	50,000,365	-	50,000,365
Bank Loans . . . . . . . . . . . . . . . . . . . .	-	9,411,551	-	9,411,551
Common Stocks . . . . . . . . . . . . . . . . . . . . . .	285,809	-	-	285,809
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . .	1,268,351	-	-	1,268,351
Purchased Options . . . . . . . . . . . . . . . . . . . .	-	31,401	-	31,401
Affiliated Registered Investment Companies . .	5,097,786	-	-	5,097,786
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,651,946	$214,717,253	$-	$221,369,199
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$240,264	$-	$240,264
Unrealized appreciation on futures contracts	692,713	-	-	692,713
Unrealized appreciation on swap contracts	-	173,426	-	173,426
Unrealized appreciation on swaption contracts	-	269,468		269,468
Total Assets . . . . . . .	$692,713	$683,158	$-	$1,375,871

Liabilities
Written Options	$-	$(151,407)	$-	$(151,407)
Unrealized depreciation on forward currency contracts	-	(419,807)	-	(419,807)
Unrealized depreciation on futures contracts	(400,159)	-	-	(400,159)
Unrealized depreciation on swap contracts	-	(350,539)	-	(350,539)
Unrealized depreciation on swaption contracts	-	(257,112)	-	(257,112)
Total Liabilities. . . . . . . . .	$(400,159)	$(1,178,865)	$-	$(1,579,024)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2023.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the three months ended March 31, 2023, certain securities held by the Fund are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the three months ended
March 31, 2023 and the value of such investments as of March 31, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of March 31, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMCD Fund . . .	$796,957	$10,436	$-	$-	$3,841	$811,234	$10,524	$-
Voya VACS Series EMHCD Fund . . .	1,449,316	26,678	-	-	7,465	1,483,459	13,453	-
Voya Floating Rate Fund - Class P . . .	2,578,160	60,138	(2,640,874)	(214,478)	217,054	-	50,093	-
Voya VACS Series HYB Fund . . .	2,698,231	45,892	-	-	58,970	2,803,093	28,987	-
	$7,522,664	$143,144	$(2,640,874)	$(214,478)	$287,330	$5,097,786	$103,057	$-